united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2024

Item 1. Reports to Stockholders.

(a)

DANA LARGE CAP EQUITY FUND

DANA EPIPHANY SMALL CAP EQUITY FUND

DANA EPIPHANY EQUITY FUND

Semi-Annual Report

April 30, 2024

Dana Investment Advisors, Inc.
20700 Swenson Drive, Suite 400
Waukesha, WI 53186
(855) 280-9648
www.danafunds.com

Investment Results (Unaudited)

Average Annual Total Returns(a) as of April 30, 2024

	Six Months	One Year	Five Year	Ten Year
Dana Large Cap Equity Fund
Institutional Class	25.07%	24.81%	11.69%	10.65%
Investor Class	24.83%	24.42%	11.40%	10.35%
S&P 500® Index(b)	20.98%	22.66%	13.19%	12.41%

		Expense Ratios(c)
		Institutional	Investor
		Class	Class
Gross		0.91%	1.16%
With Applicable Waivers		0.75%	1.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Dana Large Cap Equity Fund (the “Large Cap Fund”) distributions or the redemption of Large Cap Fund shares. Current performance of the Large Cap Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-280-9648.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Large Cap Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The S&P 500® Index (“S&P Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Large Cap Fund’s portfolio. Individuals cannot invest directly in the S&P Index; however, an individual can invest in exchange-traded funds (“ETFs”) or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Large Cap Fund’s prospectus dated February 28, 2024. Expense ratios with applicable waivers reflect that Dana Investment Advisors, Inc. (the “Adviser”) has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund until February 28, 2025, so that total annual fund operating expenses do not exceed 0.75% of the Large Cap Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Large Cap Fund within three years following the date of such waiver or reimbursement, provided that the Large Cap Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. Additional information pertaining to the Large Cap Fund’s expense ratios as of April 30, 2024 can be found in

1

Investment Results (Unaudited) (continued)

the financial highlights. Prior to March 1, 2024, the operating expense limit was 0.73% for the Large Cap Fund.

The Large Cap Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Large Cap Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Large Cap Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of April 30, 2024

				Since
				Inception
	Six Months	One Year	Five Year	(11/3/15)
Dana Epiphany Small Cap Equity Fund
Institutional Class	21.75%	16.66%	7.77%	6.24%
Morningstar US Small Core Index(b)	19.60%	16.44%	7.87%	8.45%

		Expense
		Ratios(c)
		Institutional
		Class
Gross		1.52%
With Applicable Waivers		0.95%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Dana Epiphany Small Cap Equity Fund (the “Small Cap Fund”) distributions or the redemption of Small Cap Fund shares. Current performance of the Small Cap Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-280-9648.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Small Cap Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The Morningstar US Small Core Index (“Morningstar Index”) provides a comprehensive depiction of the performance and fundamental characteristics of the Small Core segment of U.S. equity markets. Individuals can not invest directly in the Morningstar Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Small Cap Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Small Cap Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Small Cap Fund in particular or the ability of the Small Cap Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR US SMALL CORE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

(c)	The expense ratios are from the Small Cap Fund’s prospectus dated February 28, 2024. Expense ratios with applicable waivers reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Small Cap Fund until February 28, 2025, so that total annual fund operating expenses do not exceed 0.95% of the Small Cap Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs

3

Investment Results (Unaudited) (continued)

(such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Small Cap Fund within three years following the date of such waiver or reimbursement, provided that the Small Cap Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. Additional information pertaining to the Small Cap Fund’s expense ratios as of April 30, 2024 can be found in the financial highlights.

The Small Cap Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small Cap Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Small Cap Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

4

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of April 30, 2024

	Six Months	One Year	Five Year	Ten Year
Dana Epiphany Equity Fund
Institutional Class	22.04%	16.38%	9.18%	8.38%
S&P 500® Index(b)	20.98%	22.66%	13.19%	12.41%

			Expense
			Ratios(c)
			Institutional
			Class
Gross			0.98%
With Applicable Waivers			0.85%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Dana Epiphany Equity Fund (the “Epiphany Equity Fund”) distributions or the redemption of Epiphany Equity Fund shares. Current performance of the Epiphany Equity Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-280-9648.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Epiphany Equity Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The S&P 500® Index (“S&P Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Epiphany Equity Fund’s portfolio. Individuals cannot invest directly in the S&P Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Epiphany Equity Fund’s prospectus dated February 28, 2024. Expense ratios with applicable waivers reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Epiphany Equity Fund until February 28, 2025, so that total annual fund operating expenses do not exceed 0.85% of the Epiphany Equity Fund’s average net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Epiphany Equity Fund within three years following the date of such waiver or reimbursement, provided that the Epiphany Equity Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. Additional information pertaining to the Epiphany Equity Fund’s expense ratios as of April 30, 2024 can be found in the financial highlights.

5

Investment Results (Unaudited) (continued)

The Epiphany Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Epiphany Equity Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Epiphany Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

6

Fund Holdings (Unaudited)

The following chart gives a visual breakdown of the Large Cap Fund by sector weighting as a percentage of net assets as of April 30, 2024.

The following chart gives a visual breakdown of the Small Cap Fund by sector weighting as a percentage of net assets as of April 30, 2024.

7

Fund Holdings (Unaudited)

The following chart gives a visual breakdown of the Epiphany Equity Fund by sector weighting as a percentage of net assets as of April 30, 2024.

Availability of Portfolio Schedules (Unaudited)

The Large Cap Fund, the Small Cap Fund and the Epiphany Equity Fund (each a “Fund” and collectively the “Funds”) file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Funds’ website at http://www.danafunds.com.

8

Dana Large Cap Equity Fund
Schedule of Investments
April 30, 2024 - (Unaudited)

COMMON STOCKS — 99.09%	Shares	Fair Value
Communications — 9.18%
Alphabet, Inc., Class A(a)	22,400	$3,646,272
Comcast Corp., Class A	26,000	990,860
Meta Platforms, Inc., Class A	4,100	1,763,697
T-Mobile US, Inc.	7,200	1,182,024
		7,582,853
Consumer Discretionary — 10.15%
Amazon.com, Inc.(a)	18,600	3,255,000
Lululemon Athletica, Inc.(a)	2,160	778,896
Marriott International, Inc., Class A	5,900	1,393,167
PulteGroup, Inc.	14,400	1,604,448
Restaurant Brands International, Inc.	17,800	1,350,130
		8,381,641
Consumer Staples — 6.04%
Kimberly-Clark Corp.	10,500	1,433,565
Kroger Co. (The)	29,800	1,650,324
Mondelez International, Inc., Class A	5,400	388,476
Sysco Corp.	18,000	1,337,760
Walmart, Inc.	3,000	178,050
		4,988,175
Energy — 3.85%
Chevron Corp.	500	80,635
Diamondback Energy, Inc.	4,500	905,085
Exxon Mobil Corp.	1,000	118,270
Marathon Petroleum Corp.	7,400	1,344,728
Pioneer Natural Resources Co.	2,700	727,164
		3,175,882
Financials — 10.94%
American Express Co.	7,200	1,685,016
Bank of America Corp.	1,000	37,010
Bank of New York Mellon Corp. (The)	27,800	1,570,422
Interactive Brokers Group, Inc., Class A	14,600	1,680,752
JPMorgan Chase & Co.	5,200	997,048
Reinsurance Group of America, Inc.	7,500	1,402,425
Wells Fargo & Co.	28,000	1,660,960
		9,033,633
Health Care — 10.35%
AbbVie, Inc.	2,600	422,864
Bristol-Myers Squibb Co.	20,000	878,800
Eli Lilly & Co.	1,900	1,484,090
IQVIA Holdings, Inc.(a)	4,400	1,019,788
McKesson Corp.	3,100	1,665,351
Merck & Co., Inc.	12,200	1,576,484
UnitedHealth Group, Inc.	3,100	1,499,470
		8,546,847
Industrials — 10.35%
Boston Scientific Corp.(a)	22,800	1,638,636

See accompanying notes which are an integral part of these financial statements.

9

Dana Large Cap Equity Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)

COMMON STOCKS — 99.09% - continued	Shares	Fair Value
Industrials — 10.35% - continued
Caterpillar, Inc.	4,700	$1,572,479
Huntington Ingalls Industries, Inc.	5,000	1,384,650
Lincoln Electric Holdings, Inc.	5,700	1,251,321
Norfolk Southern Corp.	5,100	1,174,632
Parker-Hannifin Corp.	2,800	1,525,748
		8,547,466
Materials — 2.27%
Graphic Packaging Holding Co.	35,000	904,750
Linde PLC	2,200	970,112
		1,874,862
Real Estate — 2.25%
Gaming and Leisure Properties, Inc.	21,000	897,330
Iron Mountain, Inc.	12,400	961,248
		1,858,578
Technology — 31.34%
Accenture plc, Class A	2,200	662,002
Adobe, Inc.(a)	2,600	1,203,358
Apple, Inc.	25,000	4,258,250
Broadcom, Inc.	1,440	1,872,389
CrowdStrike Holdings, Inc., Class A(a)	4,100	1,199,414
Dell Technologies, Inc., Class C	17,600	2,193,664
Fiserv, Inc.(a)	2,800	427,476
Microsoft Corp.	12,200	4,749,825
NVIDIA Corp.	3,800	3,283,276
Salesforce, Inc.	5,400	1,452,276
ServiceNow, Inc.(a)	1,800	1,247,994
Synopsys, Inc.(a)	1,150	610,179
Visa, Inc., Class A	5,600	1,504,216
Workday, Inc., Class A(a)	5,000	1,223,650
		25,887,969
Utilities — 2.37%
CenterPoint Energy, Inc.	35,000	1,019,900
NextEra Energy, Inc.	14,000	937,580
		1,957,480

Total Common Stocks (Cost $55,155,487)		81,835,386

See accompanying notes which are an integral part of these financial statements.

10

Dana Large Cap Equity Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)

MONEY MARKET FUNDS - 0.96%	Shares	Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.24%(b)	788,728	$788,728
Total Money Market Funds (Cost $788,728)		788,728

Total Investments — 100.05% (Cost $55,944,215)		82,624,114
Liabilities in Excess of Other Assets — (0.05)%		(45,005)
NET ASSETS — 100.00%		$82,579,109

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying notes which are an integral part of these financial statements.

11

Dana Epiphany Small Cap Equity Fund
Schedule of Investments
April 30, 2024 - (Unaudited)

COMMON STOCKS — 99.08%	Shares	Fair Value
Communications — 0.73%
Ooma, Inc.(a)	28,992	$204,684

Consumer Discretionary — 11.73%
American Eagle Outfitters, Inc.	19,792	480,154
Bloomin’ Brands, Inc.	17,389	448,462
Boot Barn Holdings, Inc.(a)	6,394	680,769
GMS, Inc.(a)	6,308	583,616
Group 1 Automotive, Inc.	1,866	548,641
Modine Manufacturing Co.(a)	5,920	548,370
		3,290,012
Consumer Staples — 3.41%
e.l.f. Beauty, Inc.(a)	2,796	454,434
Simply Good Foods Co. (The)(a)	13,771	501,953
		956,387
Energy — 7.77%
Chord Energy Corp.	3,020	534,480
EnerSys	6,160	557,172
Matador Resources Co.	8,236	513,103
Weatherford International PLC(a)	4,652	575,080
		2,179,835
Financials — 13.90%
Atlantic Union Bancshares Corp.	12,553	398,809
AXIS Capital Holdings Ltd.	7,622	467,457
Evercore, Inc., Class A	2,542	461,373
Pinnacle Financial Partners, Inc.	5,252	402,828
Primerica, Inc.	1,903	403,170
SouthState Corp.	5,376	406,963
Stifel Financial Corp.	6,117	488,871
Synovus Financial Corp.	11,568	414,019
Wintrust Financial Corp.	4,697	453,918
		3,897,408
Health Care — 15.77%
Alkermes PLC(a)	6,709	164,639
Axsome Therapeutics, Inc.(a)	7,281	537,047
Blueprint Medicines Corp.(a)	4,526	413,405
Cytokinetics, Inc.(a)	4,719	289,369
Deciphera Pharmaceuticals, Inc.(a)	13,003	328,586
Denali Therapeutics, Inc.(a)	11,835	182,732
Ensign Group, Inc. (The)	4,500	532,620
Insmed, Inc.(a)	8,785	217,165
Lantheus Holdings, Inc.(a)	9,260	616,160
Madrigal Pharmaceuticals, Inc.(a)	1,272	259,513
TG Therapeutics, Inc.(a)	12,267	167,567
TransMedics Group, Inc.(a)	7,552	710,871
		4,419,674
Industrials — 15.43%
Applied Industrial Technologies, Inc.	3,039	556,897

See accompanying notes which are an integral part of these financial statements.

12

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)

COMMON STOCKS — 99.08% - continued	Shares	Fair Value
Industrials — 15.43% - continued
Atkore, Inc.	3,305	$579,367
Cactus, Inc., Class A	10,585	525,440
Clean Harbors, Inc.(a)	2,940	556,983
FTI Consulting, Inc.(a)	2,675	571,994
Hub Group, Inc., Class A	12,949	520,809
Installed Building Products, Inc.	2,382	561,509
John Bean Technologies Corp.	5,093	453,735
		4,326,734
Materials — 6.20%
Advanced Drainage Systems, Inc.	3,435	539,295
Avient Corp.	9,599	407,190
Eagle Materials, Inc.	1,589	398,378
Element Solutions, Inc.	17,023	393,742
		1,738,605
Real Estate — 5.32%
Agree Realty Corp.	9,451	540,786
STAG Industrial, Inc.	13,305	457,559
Tanger Factory Outlet Centers, Inc.	17,472	495,331
		1,493,676
Technology — 16.47%
Axcelis Technologies, Inc.(a)	4,946	512,010
Couchbase, Inc.(a)	19,346	467,012
i3 Verticals, Inc., Class A(a)	21,079	478,704
Lattice Semiconductor Corp.(a)	7,453	511,276
PDF Solutions, Inc.(a)	16,489	495,989
Perficient, Inc.(a)	8,951	423,024
Perion Network Ltd.(a)	14,171	178,413
SPS Commerce, Inc.(a)	2,781	483,532
Tenable Holdings, Inc.(a)	11,184	502,945
Veeco Instruments, Inc.(a)	15,919	562,577
		4,615,482
Utilities — 2.35%
Chesapeake Utilities Corp.	3,323	351,806
Clearway Energy, Inc., Class C	13,169	307,891
		659,697

Total Common Stocks (Cost $24,526,445)		27,782,194

See accompanying notes which are an integral part of these financial statements.

13

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)

MONEY MARKET FUNDS - 1.12%	Shares	Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.24%(b)	313,700	$313,700
Total Money Market Funds (Cost $313,700)		313,700

Total Investments — 100.20% (Cost $24,840,145)		28,095,894
Liabilities in Excess of Other Assets — (0.20)%		(54,706)
NET ASSETS — 100.00%		$28,041,188

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying notes which are an integral part of these financial statements.

14

Dana Epiphany Equity Fund
Schedule of Investments
April 30, 2024 - (Unaudited)

COMMON STOCKS — 99.63%	Shares	Fair Value
Communications — 9.24%
Alphabet, Inc., Class A(a)	12,400	$2,018,472
Alphabet, Inc., Class C(a)	4,600	757,344
Comcast Corp., Class A	22,000	838,420
Meta Platforms, Inc., Class A	3,100	1,333,527
T-Mobile US, Inc.	3,500	574,595
Verizon Communications, Inc.	5,000	197,450
		5,719,808
Consumer Discretionary — 10.15%
Amazon.com, Inc.(a)	13,000	2,275,000
Autoliv, Inc.	9,200	1,102,068
Home Depot, Inc. (The)	2,100	701,862
PulteGroup, Inc.	10,500	1,169,910
Tapestry, Inc.	26,000	1,037,920
		6,286,760
Consumer Staples — 6.00%
General Mills, Inc.	14,400	1,014,624
Kimberly-Clark Corp.	9,200	1,256,076
Mondelez International, Inc., Class A	5,000	359,700
Sysco Corp.	14,600	1,085,072
		3,715,472
Energy — 4.22%
Diamondback Energy, Inc.	4,800	965,424
Pioneer Natural Resources Co.	2,900	781,028
Weatherford International PLC(a)	7,000	865,340
		2,611,792
Financials — 7.60%
American Express Co.	5,300	1,240,359
Bank of New York Mellon Corp. (The)	21,000	1,186,290
Reinsurance Group of America, Inc.	6,900	1,290,231
Webster Financial Corp.	22,600	990,558
		4,707,438
Health Care — 10.32%
Cigna Corp.	3,400	1,213,936
CVS Health Corp.	13,800	934,398
Elevance Health, Inc.	2,300	1,215,734
IQVIA Holdings, Inc.(a)	4,800	1,112,496
Waters Corp.(a)	3,100	958,024
Zoetis, Inc., Class A	6,000	955,440
		6,390,028
Industrials — 12.27%
Boston Scientific Corp.(a)	17,600	1,264,912
CSX Corp.	29,000	963,380
Howmet Aerospace Inc.	16,600	1,108,050
Johnson Controls International PLC	18,000	1,171,260
Lincoln Electric Holdings, Inc.	4,200	922,026
nVent Electric PLC	16,000	1,153,120

See accompanying notes which are an integral part of these financial statements.

15

Dana Epiphany Equity Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)

COMMON STOCKS — 99.63% - continued	Shares	Fair Value
Industrials — 12.27% - continued
TE Connectivity Ltd.	7,200	$1,018,656
		7,601,404
Materials — 2.29%
Graphic Packaging Holding Co.	27,500	710,875
Linde PLC	1,600	705,536
		1,416,411
Real Estate — 3.92%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40,000	1,000,400
Iron Mountain, Inc.	10,000	775,200
STAG Industrial, Inc.	19,000	653,410
		2,429,010
Technology — 31.20%
Accenture PLC, Class A	3,300	993,003
Apple, Inc.	15,000	2,554,950
Broadcom, Inc.	1,100	1,430,297
Cadence Design Systems, Inc.(a)	3,900	1,074,957
Cisco Systems, Inc.	23,000	1,080,540
CrowdStrike Holdings, Inc., Class A(a)	3,500	1,023,890
Fiserv, Inc.(a)	7,600	1,160,292
Microsoft Corp.	8,000	3,114,639
NVIDIA Corp.	2,700	2,332,854
Salesforce, Inc.(a)	4,300	1,156,442
ServiceNow, Inc.(a)	1,650	1,143,995
Visa, Inc., Class A	4,400	1,181,884
Workday, Inc., Class A(a)	4,400	1,076,812
		19,324,555
Utilities — 2.42%
NextEra Energy, Inc.	11,700	783,549
Portland General Electric Co.	16,500	713,295
		1,496,844

Total Common Stocks (Cost $51,746,456)		61,699,522

MONEY MARKET FUNDS - 0.64%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.24%(b)	396,878	396,878
Total Money Market Funds (Cost $396,878)		396,878

Total Investments — 100.27% (Cost $52,143,334)		62,096,400
Liabilities in Excess of Other Assets — (0.27)%		(164,773)
NET ASSETS — 100.00%		$61,931,627

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying notes which are an integral part of these financial statements.

16

Dana Funds
Statements of Assets and Liabilities
April 30, 2024 - (Unaudited)

		Dana
	Dana Large	Epiphany	Dana
	Cap Equity	Small Cap	Epiphany
	Fund	Equity Fund	Equity Fund
Assets
Investments in securities at fair value (cost $55,944,215, $24,840,145 and $52,143,334) (Note 3)	$82,624,114	$28,095,894	$62,096,400
Receivable for fund shares sold	390	15,570	27,924
Dividends receivable	52,875	10,351	48,673
Prepaid expenses	15,191	12,565	15,162
Total Assets	82,692,570	28,134,380	62,188,159

Liabilities
Payable for fund shares redeemed	53,036	65,009	205,920
Payable to Adviser (Note 4)	31,134	5,829	26,251
Accrued Distribution (12b-1) fees (Note 4)	1,279	—	—
Payable to Administrator (Note 4)	10,542	8,510	8,850
Payable to trustees (Note 4)	1,511	1,511	1,511
Other accrued expenses	15,959	12,333	14,000
Total Liabilities	113,461	93,192	256,532
Net Assets	$82,579,109	$28,041,188	$61,931,627

Net Assets consist of:
Paid-in capital	$49,397,225	$23,766,581	$52,886,543
Accumulated earnings	33,181,884	4,274,607	9,045,084
Net Assets	$82,579,109	$28,041,188	$61,931,627
Institutional Class:
Net Assets	$76,439,021	$28,041,188	$61,931,627
Shares outstanding (unlimited number of shares authorized, no par value)	3,328,470	2,109,086	4,497,600
Net asset value, offering and redemption price per share (Note 2)	$22.97	$13.30	$13.77
Investor Class:
Net Assets	$6,140,088
Shares outstanding (unlimited number of shares authorized, no par value)	267,148
Net asset value, offering and redemption price per share (Note 2)	$22.98

See accompanying notes which are an integral part of these financial statements.

17

Dana Funds
Statements of Operations
For the six months ended April 30, 2024 - (Unaudited)

		Dana Epiphany
	Dana Large Cap	Small Cap	Dana Epiphany
	Equity Fund	Equity Fund	Equity Fund
Investment Income
Dividend income	$599,233	$166,119	$513,113
Total investment income	599,233	166,119	513,113

Expenses
Investment Adviser fees (Note 4)	273,570	100,686	206,584
Administration fees (Note 4)	25,263	16,365	18,837
Distribution (12b-1) fees, Investor Class (Note 4)	20,096	—	—
Registration expenses	19,821	12,685	11,941
Fund accounting fees (Note 4)	16,868	13,637	13,637
Transfer agent fees (Note 4)	12,546	11,385	14,598
Legal fees	9,701	9,701	9,702
Audit and tax preparation fees	9,132	9,132	9,132
Custodian fees	7,755	2,853	5,859
Printing and postage expenses	4,809	2,917	4,437
Trustee fees (Note 4)	3,880	3,880	3,880
Compliance service fees (Note 4)	3,657	3,657	3,657
Insurance expenses	2,207	1,897	2,054
Miscellaneous expenses	11,441	12,273	12,202
Total expenses	420,746	201,068	316,520
Fees contractually waived by Adviser (Note 4)	(90,751)	(73,501)	(46,307)
Net operating expenses	329,995	127,567	270,213
Net investment income	269,238	38,552	242,900

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	6,474,531	1,105,902	1,483,641
Net change in unrealized appreciation on investment securities	12,074,195	3,805,794	10,874,748
Net realized and change in unrealized gain on investments	18,548,726	4,911,696	12,358,389
Net increase in net assets resulting from operations	$18,817,964	$4,950,248	$12,601,289

See accompanying notes which are an integral part of these financial statements.

18

Dana Funds
Statements of Changes in Net Assets

	Dana Large Cap Equity Fund
	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2024	31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$269,238	$1,138,143
Net realized gain on investment securities transactions	6,474,531	9,293,059
Net change in unrealized appreciation (depreciation) of investment securities	12,074,195	(3,532,624)
Net increase in net assets resulting from operations	18,817,964	6,898,578

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(7,270,127)	(7,243,857)
Investor Class	(2,210,077)	(1,715,762)
Total distributions	(9,480,204)	(8,959,619)

Capital Transactions – Institutional Class
Proceeds from shares sold	17,141,533	4,190,683
Reinvestment of distributions	4,535,684	4,106,603
Amount paid for shares redeemed	(14,520,533)	(26,796,119)
Total – Institutional Class	7,156,684	(18,498,833)

Capital Transactions – Investor Class
Proceeds from shares sold	41,848	191,295
Reinvestment of distributions	2,125,580	1,614,452
Amount paid for shares redeemed	(17,144,309)	(2,489,366)
Total – Investor Class	(14,976,881)	(683,619)
Net decrease in net assets resulting from capital transactions	(7,820,197)	(19,182,452)
Total Increase (Decrease) in Net Assets	1,517,563	(21,243,493)

Net Assets
Beginning of period	81,061,546	102,305,039
End of period	$82,579,109	$81,061,546

Share Transactions - Institutional Class
Shares sold	745,032	196,733
Shares issued in reinvestment of distributions	215,199	207,383
Shares redeemed	(647,796)	(1,262,433)
Total – Institutional Class	312,435	(858,317)

Share Transactions - Investor Class
Shares sold	1,727	9,112
Shares issued in reinvestment of distributions	100,930	81,545
Shares redeemed	(745,810)	(117,715)
Total – Investor Class	(643,153)	(27,058)

See accompanying notes which are an integral part of these financial statements.

19

Dana Funds
Statements of Changes in Net Assets (continued)

	Dana Epiphany Small Cap Equity
	Fund
	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2024	31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$38,552	$83,429
Net realized gain (loss) on investment securities transactions	1,105,902	(72,141)
Net change in unrealized appreciation (depreciation) of investment securities	3,805,794	(458,867)
Net increase (decrease) in net assets resulting from operations	4,950,248	(447,579)

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(41,305)	(1,212,675)
Total distributions	(41,305)	(1,212,675)

Capital Transactions – Institutional Class
Proceeds from shares sold	3,321,073	19,902,954
Reinvestment of distributions	40,746	1,202,030
Amount paid for shares redeemed	(3,492,298)	(9,640,065)
Total – Institutional Class	(130,479)	11,464,919
Net increase (decrease) in net assets resulting from capital transactions	(130,479)	11,464,919
Total Increase in Net Assets	4,778,464	9,804,665

Net Assets
Beginning of period	23,262,724	13,458,059
End of period	$28,041,188	$23,262,724

Share Transactions - Institutional Class
Shares sold	254,103	1,680,428
Shares issued in reinvestment of distributions	3,010	110,815
Shares redeemed	(274,359)	(823,320)
Total – Institutional Class	(17,246)	967,923

See accompanying notes which are an integral part of these financial statements.

20

Dana Funds
Statements of Changes in Net Assets (continued)

	Dana Epiphany Equity Fund
	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2024	31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$242,900	$574,318
Net realized gain (loss) on investment securities transactions	1,483,641	(1,318,786)
Net change in unrealized appreciation of investment securities	10,874,748	619,220
Net increase (decrease) in net assets resulting from operations	12,601,289	(125,248)

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(216,161)	(576,674)
Total distributions	(216,161)	(576,674)

Capital Transactions – Institutional Class
Proceeds from shares sold	4,537,581	15,996,248
Reinvestment of distributions	211,249	571,181
Amount paid for shares redeemed	(14,778,060)	(29,280,915)
Total – Institutional Class	(10,029,230)	(12,713,486)
Net decrease in net assets resulting from capital transactions	(10,029,230)	(12,713,486)
Total Increase (Decrease) in Net Assets	2,355,898	(13,415,408)

Net Assets
Beginning of period	59,575,729	72,991,137
End of period	$61,931,627	$59,575,729

Share Transactions - Institutional Class
Shares sold	339,810	1,330,401
Shares issued in reinvestment of distributions	15,893	48,598
Shares redeemed	(1,123,059)	(2,453,902)
Total – Institutional Class	(767,356)	(1,074,903)

See accompanying notes which are an integral part of these financial statements.

21

Dana Large Cap Equity Fund – Institutional Class
Financial Highlights

(For a share oustanding during each period)

	For the Six
	Months
	Ended April
	30, 2024		For the Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$20.64		$21.26	$29.20	$21.25	$22.69	$22.35

Investment operations:
Net investment income	0.08		0.27	0.28	0.17	0.23	0.38
Net realized and unrealized gain (loss) on investments	4.86		1.01	(4.60)	8.39	0.86	2.46
Total from investment operations	4.94		1.28	(4.32)	8.56	1.09	2.84

Less distributions to shareholders from:
Net investment income	(0.10)		(0.28)	(0.25)	(0.17)	(0.23)	(0.36)
Net realized gains	(2.51)		(1.62)	(3.37)	(0.44)	(2.30)	(2.14)
Total distributions	(2.61)		(1.90)	(3.62)	(0.61)	(2.53)	(2.50)

Net asset value, end of period	$22.97		$20.64	$21.26	$29.20	$21.25	$22.69

Total Return(a)	25.07	% (b)	6.44%	(17.16)%	40.89%	4.65%	15.55%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$76,439		$62,265	$82,373	$115,544	$91,379	$107,026
Before waiver
Ratio of expenses to average net assets	0.95	% (c)	0.91%	0.87%	0.86%	0.91%	0.85%
After waiver
Ratio of expenses to average net assets	0.74	% (c)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets	0.68	% (c)	1.21%	1.14%	0.65%	1.10%	1.68%
Portfolio turnover rate(d)	3	% (b)	55%	38%	30%	57%	50%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

22

Dana Large Cap Equity Fund – Investor Class
Financial Highlights

(For a share oustanding during each period)

	For the Six
	Months
	Ended April
	30, 2024		For the Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$20.65		$21.26	$29.20	$21.26	$22.69	$22.35

Investment operations:
Net investment income	0.11		0.20	0.22	0.10	0.18	0.30
Net realized and unrealized gain (loss) on investments	4.79		1.03	(4.60)	8.39	0.87	2.50
Total from investment operations	4.90		1.23	(4.38)	8.49	1.05	2.80

Less distributions to shareholders from:
Net investment income	(0.06)		(0.22)	(0.19)	(0.11)	(0.18)	(0.32)
Net realized gains	(2.51)		(1.62)	(3.37)	(0.44)	(2.30)	(2.14)
Total distributions	(2.57)		(1.84)	(3.56)	(0.55)	(2.48)	(2.46)

Net asset value, end of period	$22.98		$20.65	$21.26	$29.20	$21.26	$22.69

Total Return(a)	24.83	% (b)	6.22%	(17.38)%	40.48%	4.43%	15.29%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,140		$18,797	$19,932	$26,537	$24,615	$25,398
Before waiver
Ratio of expenses to average net assets	1.20	% (c)	1.16%	1.12%	1.11%	1.16%	1.10%
After waiver
Ratio of expenses to average net assets	0.98	% (c)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	0.47	% (c)	0.95%	0.89%	0.40%	0.85%	1.40%
Portfolio turnover rate(d)	3	% (b)	55%	38%	30%	57%	50%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

23

Dana Epiphany Small Cap Equity Fund – Institutional Class
Financial Highlights

(For a share oustanding during each period)

	For the Six
	Months
	Ended April
	30, 2024		For the Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$10.94		$11.62	$15.91	$9.82	$10.24	$11.09

Investment operations:
Net investment income (loss)	0.02		0.04	0.01	(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments	2.36		(0.14)	(3.02)	6.12	(0.42)	(0.05)
Total from investment operations	2.38		(0.10)	(3.01)	6.09	(0.41)	(0.04)

Less distributions to shareholders from:
Net investment income	(0.02)		(0.04)	—	—	(0.01)	—
Net realized gains	—		(0.54)	(1.28)	—	—	(0.81)
Total distributions	(0.02)		(0.58)	(1.28)	—	(0.01)	(0.81)

Net asset value, end of period	$13.30		$10.94	$11.62	$15.91	$9.82	$10.24

Total Return(a)	21.75	% (b)	(0.81)%	(20.59)%	62.02%	(4.04)%	0.83%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$28,041		$23,263	$13,458	$17,439	$9,861	$12,421
Before waiver
Ratio of expenses to average net assets	1.50	% (c)	1.52%	1.95%	2.05%	2.58%	1.88%
After waiver
Ratio of expenses to average net assets	0.95	% (c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.29	% (c)	0.33%	0.06%	(0.24)%	0.02%	0.11%
Portfolio turnover rate	24	% (b)	59%	82%	92%	88%	50%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

24

Dana Epiphany Equity Fund – Institutional Class
Financial Highlights

(For a share oustanding during each period)

	For the Six
	Months
	Ended April
	30, 2024		For the Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.32		$11.51	$13.97	$10.25	$11.58	$11.80

Investment operations:
Net investment income	0.05		0.11	0.11	0.06	0.09	0.14
Net realized and unrealized gain (loss) on investments	2.44		(0.19)	(2.27)	3.87	0.47	1.15
Total from investment operations	2.49		(0.08)	(2.16)	3.93	0.56	1.29

Less distributions to shareholders from:
Net investment income	(0.04)		(0.11)	(0.11)	(0.06)	(0.10)	(0.12)
Net realized gains	—		—	(0.19)	(0.15)	(1.79)	(1.39)
Total distributions	(0.04)		(0.11)	(0.30)	(0.21)	(1.89)	(1.51)

Net asset value, end of period	$13.77		$11.32	$11.51	$13.97	$10.25	$11.58

Total Return(a)	22.04	% (b)	(0.71)%	(15.76)%	38.70%	4.76%	12.76%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$61,932		$59,576	$72,991	$67,557	$13,062	$5,079
Before waiver
Ratio of expenses to average net assets	1.00	% (c)	0.98%	0.96%	1.12%	2.00%	2.13%
After waiver
Ratio of expenses to average net assets	0.85	% (c)	0.85%	0.85%	0.85%	0.85%	0.90%
Ratio of net investment income to average net assets	0.76	% (c)	0.90%	0.91%	0.57%	0.89%	1.19%
Portfolio turnover rate	14	% (b)	60%	33%	18%	67%	60%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

25

Dana Funds
Notes to the Financial Statements
April 30, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Epiphany Small Cap Equity Fund (the “Small Cap Fund”), and the Dana Epiphany Equity Fund (the “Epiphany Equity Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (“Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Dana Investment Advisors, Inc. (the “Adviser”). Each Fund seeks long-term growth of capital.

The Large Cap Fund currently offers Investor Class shares and Institutional Class shares. The Small Cap Fund and Epiphany Equity Fund currently offer Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of

26

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended April 30, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the six months ended April 30, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds may hold Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT’s underlying taxable earnings and profits resulting in the

27

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income, if any, at least quarterly. The Funds intend to distribute their net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Share Valuation – The NAV per share of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use

28

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

29

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2024:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$81,835,386	$—	$—	$81,835,386
Money Market Funds	788,728	—	—	788,728
Total	$82,624,114	$—	$—	$82,624,114

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$27,782,194	$—	$—	$27,782,194
Money Market Funds	313,700	—	—	313,700
Total	$28,095,894	$—	$—	$28,095,894

Epiphany Equity Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$61,699,522	$—	$—	$61,699,522
Money Market Funds	396,878	—	—	396,878
Total	$62,096,400	$—	$—	$62,096,400

(a)	Refer to Schedule of Investments for sector classifications.

30

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement for each Fund, manages the Funds’ investments subject to oversight of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.65%, 0.75% and 0.65% of the average daily net assets of the Large Cap Fund, the Small Cap Fund and the Epiphany Equity Fund, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2025, but only to the extent necessary so that the Funds’ net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “acquired fund fees and expenses”) do not exceed 0.75% of the average daily net assets of the Institutional Class and the Investor Class for the Large Cap Fund, 0.95% of the average daily net assets of the Institutional Class for the Small Cap Fund, and 0.85% of the average daily net assets of the Institutional Class for the Epiphany Equity Fund. Prior to March 1, 2024, the operating expense limit was 0.73% for the Large Cap Fund.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the applicable Fund within three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the waiver or expense reimbursement, and the expense limitation in effect at the time of the repayment. The expense limitation agreements may not be terminated except by mutual consent of the Adviser and the Board.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Large Cap	Small Cap	Epiphany
Recoverable Through	Fund	Fund	Equity Fund
October 31, 2024	$85,763	$87,197	$46,731
October 31, 2025	176,583	153,559	84,961
October 31, 2026	185,548	143,132	85,812
April 30, 2027	90,751	73,501	46,307

31

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator or of NLCS and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the six months ended April 30, 2024.

The Trust, with respect to the Large Cap Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Large Cap Fund will pay the Distributor and any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating at a rate of 0.25% of the average daily net assets for the Investor Class shares in connection with the promotion and distribution of the Large Cap Fund’s shares or the provision of shareholder support services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Investor Class shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Large Cap Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Large Cap Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Fund	$2,419,341	$19,728,767
Small Cap Fund	6,261,116	6,265,211

32

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

	Purchases	Sales
Epiphany Equity Fund	8,912,267	18,620,098

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At April 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap	Small Cap	Epiphany
	Fund	Fund	Equity Fund
Gross unrealized appreciation	$27,442,449	$4,643,719	$11,259,078
Gross unrealized depreciation	(808,812)	(1,485,777)	(1,352,008)
Net unrealized appreciation/(depreciation) on investments	26,633,637	3,157,942	9,907,070
Tax cost of investments	$55,990,477	$24,937,952	$52,189,330

At April 30, 2024, the difference between book basis and tax basis unrealized appreciation for the Large Cap Fund, Small Cap Fund and Epiphany Equity Fund was attributable primarily to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal year ended October 31, 2023, the Funds’ most recent fiscal year end, were as follows:

	Large Cap	Small Cap	Epiphany
	Fund	Fund	Equity Fund
Distributions paid from:
Ordinary income(a)	$1,228,800	$87,013	$576,674
Long-term capital gains	7,730,819	1,125,662	—
Total distributions paid	$8,959,619	$1,212,675	$576,674

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap	Small Cap	Epiphany
	Fund	Fund	Equity Fund
Undistributed ordinary income	$132,292	$—	$72,373
Undistributed long-term capital gains	9,147,747	—	—
Accumulated capital and other losses	—	(2,294)	(2,455,167)
Unrealized appreciation (depreciation) on investments	14,564,085	(632,042)	(957,250)
Total accumulated earnings (deficit)	$23,844,124	$(634,336)	$(3,340,044)

33

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

As of October 31, 2023, the Small Cap Fund had long-term capital loss carry forwards of $2,294 and the Epiphany Equity Fund had short-term capital loss carryforwards of $2,455,167, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2024, the Large Cap Fund and Epiphany Equity Fund had 31.34% and 31.20% of the value of their net assets invested in stocks within the Technology sector, respectively.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

At a meeting held on March 20, 2024, the current Trustees nominated Martin A. Burns and Susan J. Templeton for election to serve on the Board of Trustees of the Trust. Each of the nominees is not an “interested person” of the Trust as that term is defined in the 1940 Act (each referred to as an “Independent Nominee”). Each Independent Nominee was nominated by the Trust’s current Board members who are not “interested persons.” In order to meet certain requirements of the 1940 Act, the Independent Nominees are being submitted for election by the shareholders of the Trust. A Special Meeting of the shareholders of the Trust will be held on June 27, 2024. Following the Special Meeting, the current Trustees will continue to serve as members of the Board. If approved by shareholders at the Special Meeting, the Independent Nominees will begin serving as members of the Board immediately following the Special Meeting.

34

Dana Funds
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

35

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The first line of the table for each Fund class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

36

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		November	April 30,	During	Expense
		1, 2023	2024	Period(a)	Ratio
Large Cap Fund
Institutional Class	Actual	$ 1,000.00	$ 1,250.70	$ 4.13	0.74%
	Hypothetical(b)	$ 1,000.00	$ 1,021.20	$ 3.71	0.74%

Investor Class	Actual	$ 1,000.00	$ 1,248.30	$ 5.50	0.98%
	Hypothetical(b)	$ 1,000.00	$ 1,019.97	$ 4.94	0.98%

Small Cap Fund
Institutional Class	Actual	$ 1,000.00	$ 1,217.50	$ 5.24	0.95%
	Hypothetical(b)	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%

Epiphany Equity Fund
Institutional Class	Actual	$ 1,000.00	$ 1,220.40	$ 4.69	0.85%
	Hypothetical(b)	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s investment adviser for the period beginning November 1, 2023 to April 30, 2024. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such reimbursements.

(b)	Hypothetical assumes 5% annual return before expenses.

37

FACTS	WHAT DO THE DANA FUNDS (the “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes — to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (855) 280-9648

38

Who we are
Who is providing this notice?	Dana Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes— information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Dana Investment Advisors, Inc., the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Dana Funds do not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Dana Funds do not jointly market.

39

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (855) 280-9648 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
Martin R. Dean, Interim Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Dana Investment Advisors, Inc. 20700 Swenson Drive, Suite 400 Waukesha, WI 53186	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

DANA-SAR-24

Foundry Partners Small Cap Value Fund

Investor Class – DRSVX

Institutional Class – DRISX

Semi-Annual Report

April 30, 2024

Foundry Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(800) 247-1014

Management Discussion of Fund Performance (Unaudited)
April 30, 2024

Market Review

The past six months have underscored the resilience and strategic acuity of the Foundry Partners Small Cap Value Fund (the “Fund”) in our opinion. Amid an economic backdrop characterized by persistent inflation and volatile market conditions, our Fund has not only navigated these challenges but we feel has also excelled, posting a return of 19.21% (Institutional Class) compared to the Russell 2000 Value Index’s return of 18.09%.

Portfolio Review

The success of our Fund this period can be attributed to our strong performance across several key sectors. Notably, Materials, Industrials, Information Technology, Consumer Staples, Communication Services, Energy, and Real Estate have all contributed positively, reflecting our proactive investment strategy and deep market insights. We believe our ability to generate alpha in these sectors underscores our team’s experience in identifying undervalued assets poised for growth.

While we faced challenges in Healthcare, Financials, Consumer Discretionary, and Utilities, these were more than offset by the gains in other areas. We continue to monitor these sectors closely, adjusting our strategies as market conditions evolve to seek to protect and grow our investments.

The economic landscape has been marked by stubbornly high inflation, with the March Bureau of Labor Statistics report reading at 3.5%, significantly above the Federal Reserve’s target of 2%. Despite these pressures, the resilience of the consumer sector has been a beacon of stability. Employment figures have remained robust, with April adding 175,000 jobs, maintaining the unemployment rate at a steady 3.9%.

Our decision to focus on commodities has been vindicated by the ongoing commodity super cycle, significantly enhancing our returns in Energy, Materials, and Industrials for the six months ended April 30, 2024. The strategic reallocation to sectors leveraged to technological advancement, particularly Information Technology, aligns with the burgeoning Artificial Intelligence boom, we believe positioning the Fund to benefit from new market creation.

Internationally, the shift in commodity strategy by major economies, using “national security” language to describe their commodity holdings, presents both a challenge and an opportunity. Our strategic positioning, anticipating these shifts, seeks to position the Fund to capitalize on these global macroeconomic trends.

1

Management Discussion of Fund Performance (Unaudited) (continued)
April 30, 2024

Furthermore, our continued vigilance in the banking sector, where rising charge-offs of loans are observed, better ensures that we should remain prepared for any shifts that might impact our financial holdings. The trend, although increasing, is still below historical highs, and our proactive adjustments aim to navigate these waters effectively.

As we approach the upcoming presidential election, the stage is set for a highly contentious battle. Both the incumbent and the challenger are facing significant challenges in popularity, potentially creating a unique opening for third-party candidates to make significant inroads. This political dynamic is occurring against a backdrop of complex global and domestic challenges. The next president will inherit ongoing conflicts, such as those in Ukraine and Gaza, which continue to stress international relations and global markets. Domestically, escalating government debt and a sluggish economic growth trajectory compound these issues, with the potential to push the economy towards a stagflation-like state.

These multifaceted challenges will likely introduce heightened volatility and unpredictability in the financial markets. However, within this volatility can lie significant opportunity. Market dislocations can create valuable entry points for discerning investors, and sectors that may be undervalued or overlooked in times of turmoil can provide fruitful investment avenues. As a value-focused fund, we feel our strategy is well-suited to capitalize on such conditions. We aim to leverage our experience in identifying fundamentally sound but undervalued assets, enabling us to take strategic positions that benefit from eventual market corrections and recovery. In this way, the electoral uncertainty can serve as a catalyst for us to refine our portfolio, aiming to ensure it is robust enough to withstand short-term fluctuations while positioned strategically for long-term growth.

Looking forward, we remain committed to our disciplined investment approach, focusing on sectors and companies where in our opinion fundamentals are strong and valuation is attractive. As markets evolve, so too will our strategies, allowing us to seek to remain well-positioned to capitalize on opportunities and navigate challenges.

An index is an unmanaged portfolio of specific securities, the performance of which is often used as a benchmark in judging the relative performance of certain asset classes. Investors cannot invest directly in an index. An index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown.

Russell 2000 Value – The index measures the performance of small-cap value segment of the US equity universe. It includes those Russell 2000 companies with lower price-to-book

2

Management Discussion of Fund Performance (Unaudited) (continued)
April 30, 2024

ratios and lower forecasted growth values. It is market-capitalization weighted. It is not possible to invest directly in an index.

The Fund’s performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-247-1014. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings and Number of Holdings are as of April 30, 2024 and are subject to change at any time.

Value stocks may remain undervalued for extended periods of time and the market may not recognize the intrinsic value of these securities.

Micro cap and small cap investing involves greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

The opinions expressed are those of the investment management team and are subject to change without notice, as are statements of financial market trends, which are based on current conditions. Under no circumstances does the information contained within represent a recommendation to buy, hold or sell any security and it should not be assumed that the companies discussed were, or will prove to be, profitable. Current and future holdings are subject to risk.

3

Investment Results (Unaudited)

Average Annual Total Returns(a) as of April 30, 2024

	Six Months	One Year	Three Year	Five Year	Ten Year
Foundry Partners Small Cap Value Fund
Investor Class	19.10%	22.72%	6.21%	9.17%	7.42%
Institutional Class	19.21%	23.00%	6.49%	9.45%	7.69%
Russell 2000® Value Index(b)	18.09%	14.03%	(0.67)%	5.96%	6.45%

			Expense Ratios(c)
			Investor	Institutional
			Class	Class
Gross			1.30%	1.05%

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Foundry Partners Small Cap Value Fund (the “Fund”) distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-800-247-1014.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The Russell 2000® Value Index (“Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated February 28, 2024. Foundry Partners, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), does not exceed 1.25% of the Fund’s average daily net assets. The contractual agreement is effective through February 28, 2025. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees, and it will automatically terminate upon the termination of the investment

4

Investment Results (Unaudited) (continued)

advisory agreement between the Trust and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement, and the expense limitation in place at the time of the repayment. Information pertaining to the Fund’s expense ratios as of April 30, 2024 can be found in the financial highlights. From January 1, 2023 through February 29, 2024 the operating expense limit was 0.99%.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

5

Fund Holdings (Unaudited)

Foundry Partners Small Cap Value Fund Portfolio Analysis as of April 30, 2024(a)

(a)	As a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Fund’s website at www.foundrypartnersllc.com.

6

Foundry Partners Small Cap Value Fund
Schedule of Investments
April 30, 2024 - (Unaudited)

COMMON STOCKS — 96.95%	Shares	Fair Value
Communications — 1.24%
Stagwell, Inc., Class A(a)	576,495	$3,430,145

Consumer Discretionary — 9.90%
Adient PLC(a)	75,872	2,266,297
Asbury Automotive Group, Inc.(a)	13,312	2,798,715
Bloomin’ Brands, Inc.	154,515	3,984,942
Group 1 Automotive, Inc.	16,962	4,987,166
Guess?, Inc.	156,550	4,192,409
Hovnanian Enterprises, Inc.(a)	17,175	2,538,980
Hudson Technologies, Inc.(a)	262,951	2,608,474
KB Home	61,993	4,014,667
		27,391,650
Consumer Staples — 2.43%
Coca-Cola Consolidated, Inc.	4,500	3,717,000
Primo Water Corp.	158,948	2,999,349
		6,716,349
Energy — 11.33%
Berry Corp.	500,993	4,253,430
Chord Energy Corp.	25,125	4,446,622
Comstock Resources, Inc.	297,060	2,988,424
Enerplus Corp.	168,412	3,297,507
Liberty Energy, Inc., Class A	127,986	2,815,692
Murphy Oil Corp.	90,850	4,055,544
PBF Energy, Inc., Class A	65,893	3,510,120
SM Energy Co.	59,999	2,909,352
Vermilion Energy, Inc.	266,579	3,073,656
		31,350,347
Financials — 16.01%
Associated Banc-Corp	205,887	4,338,039
AXIS Capital Holdings Ltd.	54,287	3,329,421
Bank OZK	59,776	2,668,998
Enact Holdings, Inc.	88,344	2,626,467
Enova International, Inc.(a)	97,073	5,875,828
Genworth Financial, Inc., Class A(a)	506,620	3,004,257
Hancock Whitney Corp.	126,702	5,751,005
MGIC Investment Corp.	240,263	4,872,534
Old National Bancorp	327,368	5,414,667
Sandy Spring Bancorp, Inc.	169,455	3,465,355
WaFd, Inc.	109,614	2,969,443
		44,316,014
Health Care — 3.28%
Alkermes PLC(a)	86,833	2,130,882
Ironwood Pharmaceuticals, Inc., Class A(a)	152,445	1,181,449
Select Medical Holdings Corp.	202,842	5,754,627
		9,066,958

See accompanying notes which are an integral part of these financial statements.

7

Foundry Partners Small Cap Value Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)

COMMON STOCKS — 96.95% - continued	Shares	Fair Value
Industrials — 21.57%
Allison Transmission Holdings, Inc.	59,909	$4,406,307
Copa Holdings, S.A., Class A	26,721	2,551,856
Covenant Logistics Group, Inc.	51,774	2,339,667
Crane NXT Co.	85,985	5,228,748
Cross Country Healthcare, Inc.(a)	130,979	2,305,230
Danaos, Corp.	54,977	4,206,290
H&E Equipment Services, Inc.	54,088	2,611,910
Hillenbrand, Inc.	100,908	4,815,330
Moog, Inc., Class A	17,624	2,803,450
Oshkosh Corp.	41,039	4,607,449
Primoris Services Corp.	118,093	5,503,134
Resideo Technologies, Inc.(a)	149,721	2,924,051
Scorpio Tankers, Inc.	64,911	4,567,138
Sensata Technologies Holding PLC	76,054	2,913,629
SMART Global Holdings, Inc.(a)	133,801	2,444,544
Timken Co. (The)	61,465	5,483,907
		59,712,640
Materials — 9.94%
Alamos Gold, Inc., Class A	293,582	4,318,591
Hudbay Minerals, Inc.	668,455	5,628,390
Minerals Technologies, Inc.	64,437	4,696,813
Pan American Silver Corp.	156,705	2,889,640
Sonoco Products Co.	59,436	3,331,388
UFP Industries, Inc.	23,405	2,637,744
Warrior Met Coal, Inc.	58,739	4,014,811
		27,517,377
Real Estate — 7.48%
Apple Hospitality REIT, Inc.	219,999	3,247,185
CoreCivic, Inc.(a)	335,480	4,998,652
Empire State Realty Trust, Inc., Class A	414,373	3,770,794
Newmark Group, Inc., Class A	505,058	4,833,405
Whitestone REIT	336,530	3,870,095
		20,720,131
Technology — 10.44%
Adeia, Inc.	364,700	3,588,648
Celestica, Inc.(a)	32,570	1,411,258
Photronics, Inc.(a)	157,000	4,303,370
Sanmina Corp.(a)	79,027	4,794,568
Sapiens International Corp. N.V.	82,384	2,537,427
Science Applications International Corp.	29,811	3,836,676
SolarWinds Corp.	306,555	3,378,236
Vishay Intertechnology, Inc.	218,506	5,056,229
		28,906,412
Utilities — 3.33%
National Fuel Gas Co.	124,385	6,604,844

See accompanying notes which are an integral part of these financial statements.

8

Foundry Partners Small Cap Value Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)

COMMON STOCKS — 96.95% - continued	Shares	Fair Value
Utilities — 3.33% - continued
Suburban Propane Partners, L.P.	132,936	$2,596,240
		9,201,084

Total Common Stocks (Cost $227,536,700)		268,329,107

MONEY MARKET FUNDS - 2.98%
Federated Hermes Government Obligations Fund, Institutional Class, 5.18%(b)	8,250,549	8,250,549
Total Money Market Funds (Cost $8,250,549)		8,250,549
Total Investments — 99.93% (Cost $235,787,249)		276,579,656
Other Assets in Excess of Liabilities — 0.07%		196,555
NET ASSETS — 100.00%		$276,776,211

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

9

Foundry Partners Small Cap Value Fund
Statement of Assets and Liabilities
April 30, 2024 - (Unaudited)

Assets
Investments in securities at fair value (cost $235,787,249) (Note 3)	$276,579,656
Receivable for fund shares sold	144,979
Dividends receivable	457,465
Prepaid expenses	33,776
Total Assets	277,215,876

Liabilities
Payable for fund shares redeemed	197,611
Payable to Adviser (Note 4)	194,742
Accrued distribution (12b-1) fees	2,528
Payable to Administrator (Note 4)	21,948
Payable to trustees	1,561
Other accrued expenses	21,275
Total Liabilities	439,665
Net Assets	$276,776,211

Net Assets consist of:
Paid-in capital	$227,089,950
Accumulated earnings	49,686,261
Net Assets	$276,776,211

Investor Class:
Net Assets	$12,176,547
Shares outstanding	557,502
Net asset value, offering and redemption price per share (Note 2)	$21.84
Institutional Class:
Net Assets	$264,599,664
Shares outstanding	12,047,824
Net asset value, offering and redemption price per share (Note 2)	$21.96

See accompanying notes which are an integral part of these financial statements.

10

Foundry Partners Small Cap Value Fund
Statement of Operations
For the six months ended April 30, 2024 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $30,726)	$3,617,752
Total investment income	3,617,752

Expenses
Investment Adviser fees (Note 4)	1,119,869
Administration fees (Note 4)	83,817
Fund accounting fees (Note 4)	32,051
Registration expenses	24,177
Custodian fees	15,250
Distribution (12b-1), Investor Class	14,995
Transfer agent fees (Note 4)	12,546
Legal fees	11,856
Printing and postage expenses	9,361
Audit and tax preparation fees	9,130
Compliance service fees (Note 4)	8,495
Trustee fees	3,939
Insurance expenses	2,780
Miscellaneous expenses	21,179
Total expenses	1,369,445
Fees contractually waived by Adviser	(33,743)
Net operating expenses	1,335,702
Net investment income	2,282,050

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	7,764,274
Net realized loss on foreign currency transactions	(311)
Net change in unrealized appreciation of investment securities and foreign currency translations	34,583,387
Net realized and change in unrealized gain on investments	42,347,350
Net increase in net assets resulting from operations	$44,629,400

See accompanying notes which are an integral part of these financial statements.

11

Foundry Partners Small Cap Value Fund
Statements of Changes in Net Assets

		For the
	For the Six	Year Ended
	Months Ended	October 31,
	April 30, 2024	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,282,050	$3,548,732
Net realized gain on investment securities transactions and foreign currency transactions	7,763,963	24,517,681
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	34,583,387	(25,792,835)
Net increase in net assets resulting from operations	44,629,400	2,273,578

Distributions to Shareholders From Earnings (Note 2)
Investor Class	(1,260,166)	(1,234,139)
Institutional Class	(26,331,059)	(24,191,148)
Total Distributions	(27,591,225)	(25,425,287)

Capital Transactions - Investor Class
Proceeds from shares sold	227,177	859,252
Reinvestment of distributions	1,242,862	1,216,320
Amount paid for shares redeemed	(1,187,692)	(1,823,827)
Total Capital Transactions - Investor Class	282,347	251,745

Capital Transactions - Institutional Class
Proceeds from shares sold	19,580,184	30,368,927
Reinvestment of distributions	25,583,546	23,535,633
Amount paid for shares redeemed	(18,259,464)	(47,039,458)
Total Capital Transactions - Institutional Class	26,904,266	6,865,102
Net increase in net assets resulting from capital transactions	27,186,613	7,116,847
Total Increase (Decrease) in Net Assets	44,224,788	(16,034,862)

Net Assets
Beginning of period	232,551,423	248,586,285
End of period	$276,776,211	$232,551,423

Share Transactions - Investor Class
Shares sold	10,651	40,338
Shares issued in reinvestment of distributions	57,459	60,938
Shares redeemed	(55,554)	(87,142)
Total Share Transactions - Investor Class	12,556	14,134
Share Transactions - Institutional Class
Shares sold	895,797	1,430,404
Shares issued in reinvestment of distributions	1,177,338	1,174,433
Shares redeemed	(839,391)	(2,186,910)
Total Share Transactions - Institutional Class	1,233,744	417,927

See accompanying notes which are an integral part of these financial statements.

12

Foundry Partners Small Cap Value Fund - Investor Class
Financial Highlights

(For a share oustanding during each period)

	For the Six
	Months
	Ended April
	30, 2024		For the Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$20.35		$22.63	$26.16	$16.85	$20.55	$22.11

Investment operations:
Net investment income	0.16		0.28	0.14	0.17	0.18	0.25
Net realized and unrealized gain (loss) on investments	3.70		(0.23)	(0.10)	9.30	(3.15)	(0.03)
Total from investment operations	3.86		0.05	0.04	9.47	(2.97)	0.22

Less distributions to shareholders from:
Net investment income	(0.22)		(0.17)	(0.13)	(0.16)	(0.26)	(0.08)
Net realized gains	(2.15)		(2.16)	(3.44)	—	(0.47)	(1.70)
Total distributions	(2.37)		(2.33)	(3.57)	(0.16)	(0.73)	(1.78)

Net asset value, end of period	$21.84		$20.35	$22.63	$26.16	$16.85	$20.55

Total Return(a)	19.10	% (b)	0.43%	(0.40)%	56.45%	(15.17)%	2.28%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$12,177		$11,092	$12,010	$13,785	$12,443	$21,048
Ratio of expenses to average net assets before waiver	1.28	% (c)	1.29%	1.28%	1.28%	1.32%	1.32%
Ratio of expenses to average net assets after waiver	1.25	% (c)	1.25%	1.28%	1.28%	1.32%	1.32%
Ratio of net investment income to average net assets	1.49	% (c)	1.26%	0.59%	0.56%	0.90%	1.15%
Portfolio turnover rate(d)	28.47	% (b)	115.98%	54.76%	72.73%	60.56%	47.17%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

13

Foundry Partners Small Cap Value Fund - Institutional Class
Financial Highlights

(For a share oustanding during each period)

	For the Six
	Months
	Ended April
	30, 2024		For the Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$20.48		$22.76	$26.29	$16.94	$20.66	$22.24

Investment operations:
Net investment income	0.19		0.33	0.21	0.18	0.21	0.27
Net realized and unrealized gain (loss) on investments	3.72		(0.22)	(0.10)	9.38	(3.14)	— (a)
Total from investment operations	3.91		0.11	0.11	9.56	(2.93)	0.27

Less distributions to shareholders from:
Net investment income	(0.28)		(0.23)	(0.20)	(0.21)	(0.32)	(0.15)
Net realized gains	(2.15)		(2.16)	(3.44)	—	(0.47)	(1.70)
Total distributions	(2.43)		(2.39)	(3.64)	(0.21)	(0.79)	(1.85)

Net asset value, end of period	$21.96		$20.48	$22.76	$26.29	$16.94	$20.66

Total Return(b)	19.21	% (c)	0.71%	(0.11)%	56.77%	(14.97)%	2.55%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$264,600		$221,460	$236,576	$268,989	$182,343	$173,600
Ratio of expenses to average net assets before waiver	1.03	% (d)	1.04%	1.03%	1.03%	1.07%	1.07%
Ratio of expenses to average net assets after waiver	1.00	% (d)	1.00%	1.03%	1.03%	1.07%	1.07%
Ratio of net investment income to average net assets	1.74	% (d)	1.50%	0.84%	0.80%	1.16%	1.34%
Portfolio turnover rate(e)	28.47	% (c)	115.98%	54.76%	72.73%	60.56%	47.17%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

14

Foundry Partners Small Cap Value Fund
Notes to the Financial Statements
April 30, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

The Foundry Partners Small Cap Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Foundry Partners, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers Investor Class shares and Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of

15

Foundry Partners Small Cap Value Fund
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended April 30, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund holds Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT’s underlying taxable earnings and profits resulting in the excess

16

Foundry Partners Small Cap Value Fund
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

17

Foundry Partners Small Cap Value Fund
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying Fund companies. These securities are categorized as Level 1 securities.

18

Foundry Partners Small Cap Value Fund
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$268,329,107	$—	$—	$268,329,107
Money Market Funds	8,250,549	—	—	8,250,549
Total	$276,579,656	$—	$—	$276,579,656

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the management agreement between the Trust and the Adviser for the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Fund.

19

Foundry Partners Small Cap Value Fund
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2025, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest expense and dividends on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses, and any indirect expenses (such as fees and expenses of acquired funds), do not exceed an annual rate of 1.25% of the average daily net assets of the Fund. For the period January 1, 2023 through February 29, 2024, the Adviser contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, as described above, so that the Fund’s net expenses did not exceed an annual rate of 0.99%. Prior to January 1, 2023 the operating expense limit was 1.25%.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment, and the expense limitation that is in effect at the time of the fee waiver or expense reimbursement. The expense cap may not be terminated prior to its expiration date except by mutual consent of the Adviser and the Board. The amount subject to repayment by the Fund, pursuant to the aforementioned conditions is as follows:

Recoverable Through
October 31, 2026	104,205
April 30, 2027	33,743

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”), to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers and one trustee of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended April 30, 2024.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor or any registered securities

20

Foundry Partners Small Cap Value Fund
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

dealer, financial institution or any other person (a “Recipient”) a fee aggregating at a rate of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel; the printing and mailing of prospectuses to other than current Fund shareholders; the printing and mailing of sales literature; and servicing shareholder accounts. The Fund or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2024, purchases and sales of investment securities, other than short-term investments, were $74,055,746 and $72,743,493, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At April 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$45,948,402
Gross unrealized depreciation	(5,446,242)
Net unrealized appreciation on investments(a)	$40,502,160
Tax cost of investments	$236,077,496

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses and return of capital adjustments.

The tax character of distributions paid for the fiscal year ended October 31, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income	$2,370,717
Long-term capital gains	23,054,570
Total taxable distributions	25,425,287

21

Foundry Partners Small Cap Value Fund
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

At October 31, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,276,221
Undistributed long-term capital gains	24,453,092
Unrealized appreciation on investments	5,918,773
Total accumulated earnings	$32,648,086

NOTE 7. OTHER MATTERS

In April 2014, New York based fashion company The Jones Group went private through a leveraged buyout (the “LBO”). In connection with the LBO, Jones Group paid out roughly $1.2 billion to its shareholders to buy back its outstanding stock at $15 per share. Four years later, Nine West Holdings, the company that emerged from the LBO, filed for bankruptcy under Chapter 11. After Nine West’s Chapter 11 plan was confirmed, the Trustee of a Litigation Trust formed under the plan, together with the Indenture Trustee for certain notes issued by Jones Group/ Nine West, commenced a series of lawsuits against the former Jones Group shareholders who tendered their shares in the LBO, including the Fund. The plaintiffs in these suits seek to unwind the stock repurchase transactions that were part of the LBO on the grounds that they constitute fraudulent conveyances under the Bankruptcy Code and state law and to recover the amounts paid to the former Jones Group shareholders. Plaintiffs allege that the Fund received $1,209,420 for its shares in the LBO and seek to claw back those funds as part of the lawsuit.

On August 27, 2020, the Southern District of New York dismissed all fraudulent conveyance and unjust enrichment claims with respect to the payments made to stockholders in connection with the LBO, including the payments made to the Fund, on the basis that the transaction qualified for protection under the safe harbor provided for in Section 546(e) of the Bankruptcy Code. As part of the ruling, all claims against the Fund were dismissed and judgment was entered in its favor. On November 27, 2023 the Court of Appeals for the Second Circuit affirmed the Southern District of New York’s dismissal of the fraudulent conveyance and unjust enrichment claims made to the Fund in connection with the LBO. The affirmation by the Court of Appeals for the Second Circuit is now final and unappealable.

22

Foundry Partners Small Cap Value Fund
Notes to the Financial Statements (continued)
April 30, 2024 - (Unaudited)

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

At a meeting held on March 20, 2024, the current Trustees nominated Martin A. Burns and Susan J. Templeton for election to serve on the Board of Trustees of the Trust. Each of the nominees is not an “interested person” of the Trust as that term is defined in the 1940 Act (each referred to as an “Independent Nominee”). Each Independent Nominee was nominated by the Trust’s current Board members who are not “interested persons.” In order to meet certain requirements of the 1940 Act, the Independent Nominees are being submitted for election by the shareholders of the Trust. A Special Meeting of the shareholders of the Trust will be held on June 27, 2024. Following the Special Meeting, the current Trustees will continue to serve as members of the Board. If approved by shareholders at the Special Meeting, the Independent Nominees will begin serving as members of the Board immediately following the Special Meeting.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

23

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		November 1,	April 30,	During	Expense
		2023	2024	Period(a)	Ratio
Foundry Partners Fundamental Small Cap Value Fund
Investor Class	Actual	$1,000.00	$1,191.00	$6.81	1.25%
	Hypothetical(b)	$1,000.00	$1,018.65	$6.27	1.25%

Institutional Class	Actual	$1,000.00	$1,192.10	$5.45	1.00%
	Hypothetical(b)	$1,000.00	$1,019.89	$5.02	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

24

Privacy Policy

FACTS	WHAT DOES FOUNDRY PARTNERS SMALL CAP VALUE FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 247-1014

25

Who we are
Who is providing this notice?	Foundry Partners Small Cap Value Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes— information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Foundry Partners, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Fund does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

26

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 247-1014 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
Martin R. Dean, Interim Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Foundry Partners, LLC 510 First Avenue North, Suite 601 Minneapolis, MN 55403	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Foundry-SAR-24

Kovitz Core Equity ETF

Semi-Annual Report

April 30, 2024

Fund Adviser:
Kovitz Investment Group Partners, LLC
71 South Wacker Drive, Suite 1860
Chicago, IL 60606
Toll Free (877) 714-2327

Investment Results (Unaudited)

Average Annual Total Returns(a) as of April 30, 2024

					Since	Inception
	Six Months	One Year	Five Year	Ten Year	Inception	Date
Kovitz Core Equity ETF - NAV	19.55%	19.35%	9.75%	9.14%	11.51%	12/27/11
Kovitz Core Equity ETF – Market Price	19.47%	19.27%	N/A	N/A	N/A	12/9/22
S&P 500® Index(b)	20.98%	22.66%	13.19%	12.41%	14.01%	12/27/11

Total annual operating expenses, as disclosed in the Kovitz Core Equity ETF (the “Fund”) prospectus dated February 28, 2024, were 0.99% of average daily net assets. Kovitz Investment Group Partners, LLC (the “Adviser”) is required to pay all of the operating expenses of the Fund except portfolio transactions and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). Additional information pertaining to the Fund’s expense ratios as of April 30, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 714-2327. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV.

The returns presented above for the Fund reflect the performance of the Green Owl Intrinsic Value Fund (the “Predecessor Fund”) for periods prior to December 9, 2022. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization consummated after the close of business on December 9, 2022, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

1

Investment Results (Unaudited) (continued)

(b)	The S&P 500 ® Index (the “Index”) is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Kovitz Core Equity ETF Holdings as of April 30, 2024*

*	As a percentage of net assets.

The Fund’s investment objective is long-term capital appreciation.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Fund’s website at www.kovitzetf.com.

3

Kovitz Core Equity ETF
Schedule of Investments
April 30, 2024 (Unaudited)

COMMON STOCKS — 94.07%	Shares	Fair Value
Communications — 10.38%
Alphabet, Inc., Class A(a)	32,948	$5,363,275
Alphabet, Inc., Class C(a)	304,022	50,054,182
Meta Platforms, Inc., Class A	98,100	42,199,677
Spotify Technology SA(a)	29,502	8,273,541
		105,890,675
Consumer Discretionary — 15.14%
Amazon.com, Inc.(a)	267,969	46,894,575
CarMax, Inc.(a)	370,546	25,186,012
General Motors Co.	306,649	13,655,080
Hasbro, Inc.	354,647	21,739,861
Las Vegas Sands Corp.	350,169	15,533,497
Lowe’s Companies, Inc.	137,484	31,344,977
		154,354,002
Consumer Staples — 9.18%
Diageo PLC - ADR	163,629	22,606,983
Dollar Tree, Inc.(a)	248,937	29,436,800
Philip Morris International, Inc.	437,470	41,533,402
		93,577,185
Financials — 21.23%
American Express Co.	184,621	43,206,853
Aon PLC, Class A	91,200	25,719,312
Berkshire Hathaway, Inc., Class B(a)	108,929	43,215,401
Charles Schwab Corp. (The)	607,093	44,894,527
Intercontinental Exchange, Inc.	206,725	26,617,911
JPMorgan Chase & Co.	171,111	32,808,823
		216,462,827
Health Care — 4.34%
Abbott Laboratories	6,135	650,126
Becton, Dickinson and Co.	179,897	42,203,836
Stryker Corp.	4,211	1,417,002
		44,270,964
Industrials — 10.55%
Equifax, Inc.	2,845	626,441
Graco, Inc.	13,620	1,092,324
Hayward Holdings, Inc.(a)	482,341	6,550,191
Jacobs Solutions, Inc.	264,154	37,914,024
Johnson Controls International PLC	10,218	664,885
Keysight Technologies, Inc.(a)	209,874	31,048,760
Lincoln Electric Holdings, Inc.	5,988	1,314,546
PACCAR, Inc.	260,158	27,605,365
Verisk Analytics, Inc.	3,429	747,384
		107,563,920
Materials — 2.82%
PPG Industries, Inc.	223,128	28,783,512

Technology — 20.43%
Analog Devices, Inc.	167,963	33,695,058

See accompanying notes which are an integral part of these financial statements.

4

Kovitz Core Equity ETF
Schedule of Investments (continued)
April 30, 2024 (Unaudited)

COMMON STOCKS — 94.07% - continued	Shares	Fair Value
Technology — 20.43% - continued
Apple, Inc.	124,599	$21,222,948
Arista Networks, Inc.(a)	88,403	22,680,674
Microsoft Corp.	6,788	2,642,772
Motorola Solutions, Inc.	91,439	31,011,536
Oracle Corp.	186,560	21,221,200
Salesforce.com, Inc.	133,519	35,908,600
Texas Instruments, Inc.	7,394	1,304,449
Visa, Inc., Class A	143,950	38,666,410
		208,353,647

Total Common Stocks/Investments — 94.07%(Cost $719,895,214)		959,256,732

Other Assets in Excess of Liabilities — 5.93%		60,486,101
NET ASSETS — 100.00%		$1,019,742,833

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

5

Kovitz Core Equity ETF
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $719,895,214) (Note 3)	$959,256,732
Cash	60,339,608
Dividends and interest receivable	826,963
Tax reclaims receivable	60,920
Total Assets	1,020,484,223

Liabilities
Payable to Adviser (Note 4)	741,390
Total Liabilities	741,390
Net Assets	$1,019,742,833

Net Assets consist of:
Paid-in capital	$764,717,655
Accumulated earnings	255,025,178
Net Assets	$1,019,742,833
Shares outstanding (unlimited number of shares authorized, no par value)	48,973,196
Net asset value, offering and redemption price per share (Note 2)	$20.82

See accompanying notes which are an integral part of these financial statements.

6

Kovitz Core Equity ETF
Statement of Operations
For the period ended April 30, 2024 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $18,937)	$6,373,398
Interest income	861,817
Total investment income	7,235,215

Expenses
Investment Adviser fees (Note 4)	4,819,788
Total expenses	4,819,788
Net operating expenses	4,819,788
Net investment income	2,415,427

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities	27,917,221

Net change in unrealized appreciation on:
Investment securities transactions	133,851,281
Net realized and change in unrealized gain on investments	161,768,502
Net increase in net assets resulting from operations	$164,183,929

See accompanying notes which are an integral part of these financial statements.

7

Kovitz Core Equity ETF
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2024	31, 2023(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,415,427	$1,853,454
Net realized gain on investment securities transactions and foreign currency translations	27,917,221	76,985,726
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	133,851,281	(24,690,545)
Net increase in net assets resulting from operations	164,183,929	54,148,635

Distributions to Shareholders from Earnings (Note 2)	(2,460,068)	(8,121,134)

Capital Transactions
Proceeds from shares sold	124,487,593	890,609,829
Reinvestment of distributions	—	7,301,870
Amount paid for shares redeemed	(98,637,492)	(188,345,915)
Net increase in net assets resulting from capital transactions	25,850,101	709,565,784
Total Increase in Net Assets	187,573,962	755,593,285

Net Assets
Beginning of period	832,168,871	76,575,586
End of period	$1,019,742,833	$832,168,871

Share Transactions
Shares sold	6,150,000	53,895,572
Shares issued in reinvestment of distributions	—	452,689
Shares redeemed	(4,825,000)	(11,017,397)
Net increase in shares outstanding	1,325,000	43,330,864

(a)	See Note 1.

See accompanying notes which are an integral part of these financial statements.

8

Kovitz Core Equity ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended April
	30, 2024		For the Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$17.46		$17.74	$26.41	$17.94	$18.81	$18.99

Investment operations:
Net investment income (loss)	0.05		0.06	(0.04)	(0.04)	0.03	0.19
Net realized and unrealized gain (loss) on investments	3.36		1.47	(4.44)	9.10	0.05	1.47
Total from investment operations	3.41		1.53	(4.48)	9.06	0.08	1.66

Less distributions to shareholders from:
Net investment income	(0.05)		(0.01)	—	— (a)	(0.17)	(0.05)
Net realized gains	—		(1.80)	(4.19)	(0.59)	(0.78)	(1.79)
Total distributions	(0.05)		(1.81)	(4.19)	(0.59)	(0.95)	(1.84)

Net asset value, end of period	$20.82		$17.46	$17.74	$26.41	$17.94	$18.81
Market price, end of period	$20.83		$17.48	$—	$—	$—	$—

Total Return(b)	19.55	% (c)	9.47%	(20.01)%	51.56%	0.23%	10.34%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,019,743		$832,169	$76,576	$99,367	$77,665	$83,966
Ratio of expenses to average net assets after expense waiver	0.99	% (d)	0.99%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets before expense waiver	0.99	% (d)	1.00%	1.30%	1.28%	1.34%	1.32%
Ratio of net investment income (loss) to average net assets after expense waiver	0.50	% (d)	0.26%	(0.18)%	(0.17)%	0.15%	1.04%
Portfolio turnover rate(e)	7	% (c)	20%	26%	20%	46%	29%

(a)	Rounds to less than $0.005 per share.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

9

Kovitz Core Equity ETF
Notes to the Financial Statements
April 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Kovitz Core Equity ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Kovitz Investment Group Partners, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund is the successor in interest to the Green Owl Intrinsic Value Fund (the “Predecessor Fund”). The Predecessor Fund was previously organized as a series of the Trust, and advised by the Adviser. On June 1-2, 2022, the Board of Trustees of the Trust (the “Board”) approved the reorganization of the Predecessor Fund with and into the Fund, a “shell” series of the Trust, and effective as of the close of business on December 9, 2022, the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). The Fund succeeded to the accounting and performance histories of the Predecessor Fund. Any such historical information provided in these financial statements for the Fund that relates to periods prior to December 9, 2022, is therefore that of the Predecessor Fund. The Predecessor Fund had the same investment objectives and substantially similar investment strategies to the Fund, and was managed by the same portfolio managers as the Fund. The Predecessor Fund commenced operations in 2011.

On June 1-2, 2022, the Board also approved the reorganization of The Marathon Value Portfolio, a series of Northern Lights Fund Trust III (the “Marathon Fund”), with and into the Fund, and effective as of the close of business on December 9, 2022 the assets and liabilities of the Marathon Fund were transferred to the Fund in exchange for shares of the Fund. The Marathon Fund had similar investment objectives and policies as the Fund and was managed by the same portfolio managers. The Adviser also managed the assets of multiple separately managed accounts (the “SMAs”) that were transferred to the Fund. The Predecessor Fund, Marathon Fund, and SMAs benefit from the Reorganization from additional trading flexibility due to the listing of Fund shares on an exchange, which enables investors to purchase or sell shares of the Fund throughout the trading day based on market prices. Exchange-Traded Funds (“ETFs”) also benefit from improved tax efficiency due to the mechanics of the creation and redemption process for ETFs, which generally allows an ETF to minimize the realization of capital gains through the in-kind acquisition and redemption of securities. The Predecessor Fund also benefits as the lower expense

10

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

structure of the Fund applies to the Predecessor Fund following the Reorganization. The Adviser paid all costs surrounding the Reorganizations. The Reorganizations were tax-free, and the cost basis of the Predecessor Fund, the Marathon Fund and the SMAs were carried forward to the Fund for tax and financial reporting purposes.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends,

11

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended April 30, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax

12

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

13

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying Fund companies. These securities are categorized as Level 1 securities.

14

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$959,256,732	$—	$—	$959,256,732
Total	$959,256,732	$—	$—	$959,256,732

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Fund, effective December 9, 2022, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. The Fund pays the Adviser a unitary advisory fee at an annual rate equal to 0.99% of the Fund’s average daily net assets. Prior to the close of business on December 9, 2022 the Fund paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended April 30, 2024, the Adviser earned a fee of $4,819,788 from the Fund. At April 30, 2024, the Fund owed the Adviser $741,390.

The Adviser and the Predecessor Fund entered into an expense limitation agreement in which the Adviser agreed to waive its fees and/or reimburse other expenses so that Total Annual Fund Operating Expenses did not exceed 1.10%. This operating expense limitation did not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Predecessor Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Predecessor Fund had incurred but did not actually pay because of an expense offset arrangement.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the

15

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The officers and one trustee of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Northern Lights Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2024, purchases and sales of investment securities, other than short-term investments, were $61,895,283 and $98,546,299, respectively.

For the period ended April 30, 2024, purchases and sales for in-kind transactions were $116,786,905 and $96,405,041, respectively.

For the period ended April 30, 2024, the Fund had in-kind net realized gains of $40,104,323.

The Fund did not have in-kind realized gains for the six months April 30, 2024.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are

16

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

disclosed in the Statements of Changes in Net Assets. For the six months ended April 30, 2024, the Fund received $10,200 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$248,503,889
Gross unrealized depreciation	(9,685,940)
Net unrealized appreciation on investments	$238,817,949
Tax cost of investments	$720,438,782

At April 30, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on organizational expense amortization and ROC basis adjustments.

The tax character of distributions paid for the fiscal year ended October 31, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$493,074
Long-term capital gains(b)	7,628,060
Total distributions paid	$8,121,134

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

(b)	The Predecessor Fund distributed $7,628,060 of long-term capital gains prior to the Reorganization that took place on December 9, 2022.

At October 31, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	$1,126,549
Accumulated Capital and Other Losses	(12,791,900)
Unrealized Appreciation on Investments	104,966,669
Total Accumulated Earnings	$93,301,318

17

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

As of April 30, 2024, the Fund had short-term and long-term capital loss carryforwards of $4,449,726 and $8,341,396, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distrusting such gains to shareholders.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

At a meeting held on March 20, 2024, the current Trustees nominated Martin A. Burns and Susan J. Templeton for election to serve on the Board. Each of the nominees is not an “interested person” of the Trust as that term is defined in the 1940 Act (each referred to as an “Independent Nominee”). Each Independent Nominee was nominated by the Trust’s current Board members who are not interested persons. In order to meet certain requirements of the 1940 Act, the Independent Nominees are being submitted for election by the shareholders of the Trust. A Special Meeting of the shareholders of the Trust will be held on June 27, 2024. Following the Special Meeting, the current Trustees will continue to serve as members of the Board. If approved by shareholders at the Special Meeting, the Independent Nominees will begin serving as members of the Board immediately following the Special Meeting.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	November 1,	April 30,	During	Expense
	2023	2024	Period(a)	Ratio
Kovitz Core Equity ETF
Actual	$1,000.00	$1,195.50	$5.40	0.99%
Hypothetical(b)	$1,000.00	$1,019.95	$4.97	0.99%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

19

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 714-2327 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Mark J. Seger	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
Martin R. Dean, Interim Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

INVESTMENT ADVISER Kovitz Investment Group Partners, LLC 71 South Wacker Drive, Suite 1860 Chicago, IL 60606	CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC Member FINRA/SIPC

Kovitz-SAR-24

SOUND MIND INVESTING FUND (SMIFX)

SMI DYNAMIC ALLOCATION FUND (SMIDX)

SMI MULTI-STRATEGY FUND (SMILX)

SEMI-ANNUAL REPORT
April 30, 2024

Funds’ Adviser:

SMI Advisory Services, LLC

4400 Ray Boll Blvd.

Columbus, IN 47203

(877) 764-3863

(877) SMI-FUND
www.smifund.com

Dear Fellow Shareholder,

The six-month period covered in this report (November 2023-April 2024) marked a strong pivot in global economic conditions, as well as a powerful rally in both stock and bond markets.

While the U.S. economy managed to avoid an official recession in 2023, much of the rest of the world experienced recessionary conditions. With many of the largest economies struggling (China, Europe, Japan, etc.), investors were pessimistic regarding the U.S. economy as the end of 2023 approached.

Largely as a result of these pessimistic economic expectations, bond yields started declining from their October peaks. The 10-year Treasury yield, for example, peaked near 5.0% on October 19 and would decline all the way to 3.8% by year-end on lower U.S. growth expectations. The Federal Reserve accelerated the trend in December by pivoting away from their “higher for longer” interest rate stance, announcing their intention to cut rates multiple times in 2024.

This strong downdraft in interest rates (and future rate expectations) provided the initial fuel for a powerful year-end rally in both stocks and bonds. As 2024 unfolded, improving economic data here in the U.S. as well as globally gave investors confidence that the world economy was emerging out of recessionary conditions. That optimism helped stocks continue higher through the end of March 2024, even as interest rates reversed and started creeping higher again.

As a result, returns across most asset classes were unusually strong during the period. The SMI Funds benefited from these positive market trends. The Sound Mind Investing Fund (SMIFX) gained +14.16% during the six-month period covered by this report, while the SMI Dynamic Allocation Fund (SMIDX) gained +8.19%, and the SMI Multi-Strategy Fund (SMILX) gained +10.40% (collectively, the “Funds”). These are strong absolute returns for a six-month period.

In relative terms, the Funds lagged the broader stock market averages, particularly during November and December 2023, when the Funds were still positioned conservatively. It’s worth noting that the small-company Russell 2000® Index set a new bear market low on October 27, just days prior to the start of this report period. Not surprisingly, our trend-following strategies were initially positioned conservatively and took some time to fully embrace the unfolding market rally. Despite that initially conservative positioning, the SMI Funds were able to pivot reasonably quickly, and all three Funds managed to outperform their respective custom benchmarks over the second half of the reporting period.

After nearly two years of navigating bear market conditions, we believe the value of SMI’s trend following approach was on display during this period. Many investors have a very difficult time leaving behind their “view” and changing their portfolio as markets transition from bear to bull, or vice versa. SMI’s trend following strategies avoided that potential snare as 2023 concluded, quickly ramping up risk exposure as the rally unfolded into the new year.

Performance Review

SMI’s Stock Upgrading strategy (the sole strategy used in SMIFX and 40% of SMILX) was held back in part by our use of “buffer ETFs” to limit downside risk exposure. That conservative approach seemed appropriate given the late-October lows reached within certain corners of the stock market, most notably small company stocks. These buffer ETFs greatly reduced our risk, but also provided lower gains when the stock market ripped higher in November and December.

One area that continued to excel for Stock Upgrading was our commodities exposure. Rather than stay invested in commodities all the time, or try to rotate between the top performing commodities funds, the SMI Funds utilize a system that helps us identify when commodities as a class are gaining or losing momentum. This system warned us to step aside at the end of November, which we did, biding our time in a money market fund earning an attractive rate of interest until the system told us to re-enter commodities toward the end of March. As a result, our commodities “sleeve” gained over +2.5% during the reporting period, whereas holding the commodities position through the whole period would have resulted in a loss of nearly -4%.

SMI’s Dynamic Asset Allocation (“DAA”) strategy (the sole strategy used in SMIDX and 50% of SMILX) lagged the other SMI Funds as well as the broader market indexes, largely as a result of a couple of key allocation pivots.

The first was having one-third of SMILX allocated to cash as the year-end market rally started in November. That’s hardly surprising given the sharp declines of the prior months (August-October) that resulted in fresh market lows in certain corners of the market, including small company stocks.

The second asset allocation misstep involved starting 2024 in Real Estate following the sharp decline in interest rates to end 2023 that was discussed earlier. Given the correlation of real estate to longer-term interest rates, this allocation wasn’t a surprise either. But it cost the Funds in performance as rates would reverse in January and real estate would lose roughly -5% before being replaced for February.

On the positive side, DAA did catch the strong upward move in gold. Gold really took off in March, rocketing from $2,000/oz. in February to $2,400/oz. in April. This allocation has continued to pay off for DAA as gold has gone on to new all-time highs in May 2024, as of the date of writing this letter.

SMI’s Multi-Strategy portfolio (used in SMILX) consists of 50% DAA, 40% Stock Upgrading, and 10% in a strategy called Sector Rotation. Having already discussed Stock Upgrading and DAA, the final component to discuss is the 10% Sector Rotation allocation. While Sector Rotation gained +5.25% during the report period, which isn’t a bad return in absolute terms, that was a relatively poor showing in relative terms. Most markets, as well as the other SMI strategies, performed better.

Conclusion

The pivot from the long bear market of 2022-2023 into a broad-based bull market rally over the past six months was certainly a welcome relief to weary investors. The early stages of this rally included some broadening of gains outside of the narrow leadership of the largest technology stocks, which had provided investors solid 2023 gains while most of the market had continued to languish.

The continuation of the recent stock market rally likely depends on two key questions. First, will the new “green shoots” of global economic momentum continue to strengthen? And second, how will the interplay of interest rates and a resurgent rise in inflation ultimately play out? The direction of interest rates has been a governor on the stock market over the past two years, so the inflation trend is one we’ll be watching closely.

Fortunately, our momentum-driven investment process is intended to monitor and interpret these trends as they emerge. That process successfully helped us ramp up our exposure to risk assets during the period discussed here and we believe will continue to serve us well as we navigate whatever comes next.

Speaking of “whatever comes next”, we have some enhancements in the works for the SMI Funds. We can’t discuss those yet, but if all goes according to plan, they should begin to make an impact this Summer. We are excited about these enhancements and look forward to sharing more information about them soon! We appreciate the opportunity to serve you!

Blessings,

Mark Biller
Senior Portfolio Manager
The Sound Mind Investing Funds

The SMI Fund lineup, shown below, now offers investors a way to mix and match professionally managed funds to custom tailor the risk level desired for their portfolio. If you’d like assistance customizing your portfolio in this manner, please call a Stewardship Advisor at (800) 796-4975.

PERFORMANCE RESULTS – (Unaudited)

Average Annual Total Returns(a) (For the periods ended April 30, 2024)

	Three	Six	One	Five
	Months	Months	Year	Year	Ten Year
Sound Mind Investing Fund	3.60%	14.16%	7.65%	7.21%	6.54%
S&P 500® Total Return Index(b)	4.29%	20.98%	22.66%	13.19%	12.41%
SMI Custom Index(c)	2.91%	20.15%	16.22%	8.72%	8.68%

Total annual operating expenses, as disclosed in the Sound Mind Investing Fund’s (“SMI Fund”) prospectus dated February 28, 2024, were 1.48% of average daily net assets, which includes acquired fund fees and expenses. All expenses are reflected in performance results. SMI Advisory Services, LLC (the “Adviser”) contractually has agreed to waive its fee and/or reimburse certain operating expenses, but only to the extent necessary so that total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the SMI Fund’s average daily net assets through February 28, 2025. Prior to March 1, 2023, the expense cap for the SMI Fund was 1.50%. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the SMI Fund within the three years following the date of such waiver or reimbursement, provided that the SMI Fund is able to make the repayment without exceeding the expense limitation in place at the time of the fee waiver or reimbursement and the expense limitation at the time of the repayment. This expense cap may not be terminated prior to its expiration date except by the Board of Trustees (the “Board”).

PERFORMANCE RESULTS – (Unaudited), (Continued)

Average Annual Total Returns(a) (For the periods ended April 30, 2024)

	Three	Six	One	Five
	Months	Months	Year	Year	Ten Year
SMI Dynamic Allocation Fund	1.93%	8.19%	2.12%	3.15%	2.48%
S&P 500® Total Return Index(b)	4.29%	20.98%	22.66%	13.19%	12.41%
Bloomberg U.S. Aggregate Bond Index(b)	-3.02%	4.97%	-1.47%	-0.16%	1.20%
Weighted Index(c)	1.37%	14.40%	12.56%	8.01%	8.05%

Total annual operating expenses, as disclosed in the SMI Dynamic Allocation Fund’s prospectus dated February 28, 2024, were 1.56% of average daily net assets, which includes acquired fund fees and expenses. All expenses are reflected in performance results. The Adviser contractually has agreed to waive its fee and/or reimburse certain operating expenses, but only to the extent necessary so that total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the SMI Dynamic Allocation Fund’s average daily net assets through February 28, 2025. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the SMI Dynamic Allocation Fund within the three years following the date of such waiver or reimbursement, provided that the SMI Dynamic Allocation Fund is able to make the repayment without exceeding the expense limitation in place at the time of the fee waiver or reimbursement and the expense limitation at the time of the repayment. This expense cap may not be terminated prior to its expiration date except by the Board.

PERFORMANCE RESULTS – (Unaudited), (Continued)

Average Annual Total Returns(a) (For the periods ended April 30, 2024)
					Since
					Inception
	Three	Six	One	Five	(April 29,
	Months	Months	Year	Year	2015)
SMI Multi-Strategy Fund	1.55%	10.40%	5.12%	5.28%	4.14%
S&P 500® Total Return Index(b)	4.29%	20.98%	22.66%	13.19%	12.21%
Bloomberg U.S. Aggregate Bond Index(b)	-3.02%	4.97%	-1.47%	-0.16%	0.84%
Weighted Index(c)	1.37%	14.40%	12.56%	8.01%	7.80%

Total annual operating expenses, as disclosed in the SMI Multi-Strategy Fund’s prospectus dated February 28, 2024 were 1.52% of average daily net assets, which includes acquired fund fees and expenses. All expenses are reflected in performance results. The Adviser contractually has agreed to waive its fee and/or reimburse certain operating expenses, but only to the extent necessary so that total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.30% of the SMI Multi-Strategy Fund’s average daily net assets through February 28, 2025. Prior to March 1, 2023, the expense cap for the SMI Multi-Strategy Fund was 1.15%. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the SMI Multi-Strategy Fund within the three years following the date of such waiver or reimbursement, provided that the SMI Multi-Strategy Fund is able to make the repayment without exceeding the expense limitation in place at the time of the fee waiver or reimbursement and the expense limitation at the time of the repayment. This expense cap may not be terminated prior to its expiration date except by the Board.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Sound Mind Investing Fund, SMI Dynamic Allocation Fund, and SMI Multi-Strategy Fund (each a “Fund” and collectively the “Funds”) may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 764-3863.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Funds’ returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

PERFORMANCE RESULTS – (Unaudited), (Continued)

(b)	The Standard & Poor’s 500® Index (“S&P 500”), Bloomberg U.S. Aggregate Bond Index, Russell 1000® Value Index, Russell 1000® Growth Index, Russell 2000® Value Index, Russell 2000® Growth Index and MSCI EAFE Index (collectively, the “Indices”) are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. These Indices are widely recognized unmanaged indices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20% Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index and 20% MSCI EAFE Index and the Weighted Index for the SMI Dynamic Allocation Fund and the SMI Multi-Strategy Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Funds and may be obtained by calling the same number as above. Please read it carefully before investing.

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of net assets

(b)	Less than 0.005%.

Sound Mind Investing Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “Stock Upgrading” strategy. The Stock Upgrading investment strategy is a systematic investment approach that is based on the belief of the Adviser that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies and standing ready to move assets into the funds deemed by the Adviser to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

FUND HOLDINGS – (Unaudited), (Continued)

(a)	As a percentage of net assets.

SMI Dynamic Allocation Fund seeks total return. Total return is composed of both income and capital appreciation. The Fund uses a “Dynamic Asset Allocation” investment strategy to achieve its investment objective. This is done by investing in open-end mutual funds and exchange-traded funds (“ETFs”) that invest in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash.

FUND HOLDINGS – (Unaudited), (Continued)

(a)	As a percentage of net assets.

SMI Multi-Strategy Fund seeks total return. Total return is composed of both income and capital appreciation. The Adviser typically allocates the Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

●	50% - Dynamic Asset Allocation Strategy (“DAA”)

●	40% - Stock Upgrading Strategy

●	10% - Sector Rotation Strategy

The “Sector Rotation Strategy” involves the Adviser selecting from a universe of mutual funds and ETFs it has compiled using proprietary methods (“Underlying Funds”). This universe is specifically designed by the Adviser to balance exposure to a wide variety of market sectors and industries. This universe includes leveraged, non-leveraged and inverse Underlying Funds. The Adviser ranks these Underlying Funds based on their recent performance across multiple short-term performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Adviser purchases one or more Underlying Funds to gain the desired exposure to that particular sector. This portion of the Fund may be concentrated, meaning that the Fund may be invested in as few as one or two sectors at a time and potentially as few as one Underlying Fund.

FUND HOLDINGS – (Unaudited), (Continued)

Availability of Portfolio Schedules – (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Funds’ website at www.smifund.com.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 69.71%
Alpha Architect US Quantitative Momentum ETF	64,800	$3,628,800
Fidelity Blue Chip Growth ETF(a)	244,220	9,058,120
Invesco Building & Construction ETF	34,480	2,381,534
Invesco Dorsey Wright Industrials Momentum ETF	18,760	2,473,506
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	782,380	11,031,558
Invesco S&P MidCap 400® Pure Growth ETF	75,530	3,586,920
iShares Russell 1000 Growth ETF(b)	83,930	27,095,961
iShares Russell 2000 Growth ETF	24,700	6,182,904
iShares U.S. Home Construction ETF	24,760	2,571,326
SPDR® S&P® Homebuilders ETF	23,000	2,360,030
Total Exchange-Traded Funds (Cost $63,753,279)		70,370,659

MUTUAL FUNDS — 29.91%
AllianzGI NFJ Small-Cap Value Fund	162	2,324
Artisan International Small Cap Fund, Investor Class(a)	100	1,681
Artisan International Value Fund, Investor Class	150	7,068
Artisan Mid Cap Value Fund, Investor Class	279	4,271
Champlain Small Company Fund, Institutional Class	100	2,063
Columbia Acorn Fund, Institutional Class(a)	137	1,529
Delaware Select Growth Fund, Institutional Class(a)	100	3,053
DFA International Small Cap Value Portfolio, Institutional Class	100	2,208
DFA International Small Company Portfolio, Institutional Class	100	1,942
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	4,427
Fidelity Select Semiconductors Portfolio	84,705	2,531,832
Franklin Small Cap Value Fund, Advisor Class	100	5,744
Hartford International Opportunities Fund (The), Class Y	248	4,656
Hennessy Cornerstone Growth Fund, Institutional Class	219,608	7,477,650
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class	431,689	10,123,097
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	4,024
Janus Henderson Mid Cap Value Fund, Class T	200	3,130
Janus Henderson Venture Fund, Class T(a)	100	7,698
JOHCM International Select Fund, Institutional Class	100	2,304
JPMorgan Mid Cap Value Fund, Institutional Class	100	3,719

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited) – (Continued)

	Shares	Fair Value
MUTUAL FUNDS — 29.91% - continued
JPMorgan Small Cap Equity Fund, Select Class	100	$5,325
JPMorgan Small Cap Growth Fund, Class L	100	1,992
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class	100	3,932
Kinetics Internet Fund (The), No Load Class(a)	15,812	1,135,960
Longleaf Partners Fund	150	3,351
Longleaf Partners Small-Cap Fund	100	2,583
Lord Abbett Developing Growth Fund, Inc., Institutional Class(a)	100	2,568
Marsico Focus Fund, Institutional Class(a)	308,523	7,873,505
Needham Growth Fund, Institutional Class(a)	13,615	939,959
PRIMECAP Odyssey Aggressive Growth Fund	100	4,307
Prudential Jennison International Opportunities, Class Z(a)	185	5,494
Royce Premier Fund, Investment Class	300	3,363
T. Rowe Price International Discovery Fund, Investor Class	75	4,817
T. Rowe Price Mid-Cap Growth Fund, Investor Class	50	5,108
T. Rowe Price New Horizons Fund, Investor Class	100	5,447
T. Rowe Price Small-Cap Value Fund, Investor Class	100	5,076
Wasatch International Growth Fund, Investor Class(a)	150	3,395
Total Mutual Funds (Cost $29,128,535)		30,200,602

MONEY MARKET FUNDS — 0.29%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.24%(c)	295,719	295,719
Total Money Market Funds (Cost $295,719)		295,719
Total Investments — 99.91% (Cost $93,177,533)		$100,866,980
Other Assets in Excess of Liabilities — 0.09%		93,688
NET ASSETS — 100.00%		$100,960,668

(a)	Non-income producing security.

(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of April 30, 2024, the percentage of net assets invested in iShares Russell 1000 Growth ETF was 26.84% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 86.84%
Innovator Growth-100 Power Buffer ETF(a)	68,027	$2,912,304
Invesco Bulletshares 2024 Corporate Bond ETF	81,010	1,702,020
Invesco Bulletshares 2025 Corporate Bond ETF	83,430	1,701,972
Invesco QQQ Trust, Series 1	13,890	5,897,555
iShares Core U.S. REIT ETF	45,490	2,276,320
iShares iBoxx $High Yield Corporate Bond ETF	15,050	1,148,165
iShares iBoxx $Investment Grade Corporate Bond ETF	14,000	1,469,860
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,120	1,143,408
iShares MSCI EAFE ETF	66,320	5,124,546
iShares MSCI Emerging Markets ex China ETF	92,090	5,195,719
iShares Russell 2000 ETF	6,850	1,341,915
iShares TIPS Bond ETF	9,840	1,038,415
SPDR® Bloomberg 1-3 Month T-Bill ETF	28,660	2,630,701
SPDR® Bloomberg Barclays High Yield Bond ETF	12,290	1,148,255
SPDR® S&P 500® ETF(b)	45,040	22,609,178
Vanguard Intermediate-Term Bond ETF	23,700	1,736,499
Vanguard Long-Term Bond ETF	14,270	972,786
Vanguard Real Estate ETF	2,646	210,648
Vanguard Short-Term Bond ETF(a)	23,250	1,765,372
Total Exchange-Traded Funds (Cost $58,739,159)		62,025,638

CLOSED-END FUNDS — 10.51%
Sprott Physical Gold Trust(a)	424,330	7,506,398
Total Closed-End Funds (Cost $6,919,313)		7,506,398

MONEY MARKET FUNDS — 2.74%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.24%(c)	1,959,490	1,959,490
Total Money Market Funds (Cost $1,959,490)		1,959,490
Total Investments — 100.09% (Cost $67,617,962)		$71,491,526
Liabilities in Excess of Other Assets — (0.09)%		(60,950)
NET ASSETS — 100.00%		$71,430,576

(a)	Non-income producing security.

(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of April 30, 2024, the percentage of net assets invested in SPDR® S&P 500® ETF was 31.65% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 74.89%
Alpha Architect US Quantitative Momentum ETF	12,100	$677,600
Fidelity Blue Chip Growth ETF(a)	39,780	1,475,440
Innovator Growth-100 Buffer ETF(a)	16,018	685,747
Invesco Building & Construction ETF	10,090	696,916
Invesco Bulletshares 2024 Corporate Bond ETF	29,160	612,652
Invesco Bulletshares 2025 Corporate Bond ETF	30,030	612,612
Invesco Dorsey Wright Industrials Momentum ETF	5,120	675,072
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	152,840	2,155,044
Invesco QQQ Trust, Series 1	8,030	3,409,458
Invesco S&P MidCap 400® Pure Growth ETF	14,120	670,559
iShares iBoxx $High Yield Corporate Bond ETF	9,250	705,683
iShares iBoxx $Investment Grade Corporate Bond ETF	10,690	1,122,343
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,460	475,839
iShares MSCI EAFE ETF	16,740	1,293,500
iShares MSCI Emerging Markets ex China ETF	18,840	1,062,953
iShares Russell 1000 Growth ETF	19,190	6,195,299
iShares Russell 2000 ETF	2,460	481,914
iShares Russell 2000 Growth ETF	7,360	1,842,355
iShares TIPS Bond ETF	4,970	524,484
iShares U.S. Home Construction ETF	6,760	702,026
SPDR® Bloomberg 1-3 Month T-Bill ETF	2,410	221,214
SPDR® Bloomberg Barclays High Yield Bond ETF	3,270	305,516
SPDR® S&P 500® ETF	15,060	7,559,818
SPDR® S&P® Homebuilders ETF	5,820	597,190
Vanguard Intermediate-Term Bond ETF	9,390	688,005
Vanguard Long-Term Bond ETF	1,600	109,072
Vanguard Real Estate ETF	9,738	775,242
Vanguard Short-Term Bond ETF(a)	9,250	702,353
Total Exchange-Traded Funds (Cost $34,612,310)		37,035,906

MUTUAL FUNDS — 19.02%
Fidelity Select Semiconductors Portfolio	72,938	2,180,113
Hennessy Cornerstone Growth Fund, Institutional Class	60,550	2,061,712
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class	94,123	2,207,186
Invesco International Small-Mid Company Fund, Class Y(a)	100	4,024

See accompanying notes which are an integral part of these financial statements.

SMI MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited) – (Continued)

	Shares	Fair Value
MUTUAL FUNDS — 19.02% - continued
Kinetics Internet Fund (The), No Load Class(a)	4,348	$312,389
Lord Abbett Developing Growth Fund, Inc., Institutional Class(a)	100	2,568
Marsico Focus Fund, Institutional Class(a)	84,844	2,165,214
Needham Growth Fund, Institutional Class(a)	6,807	469,980
Wasatch International Growth Fund, Investor Class(a)	100	2,263
Total Mutual Funds (Cost $9,231,675)		9,405,449

CLOSED-END FUNDS — 5.42%
Sprott Physical Gold Trust(a)	151,560	2,681,096
Total Closed-End Funds (Cost $2,541,307)		2,681,096

MONEY MARKET FUNDS — 0.02%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.24%(b)	7,789	7,789
Total Money Market Funds (Cost $7,789)		7,789
Total Investments — 99.35% (Cost $46,393,081)		$49,130,240
Other Assets in Excess of Liabilities — 0.65%		319,070
NET ASSETS — 100.00%		$49,449,310

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)

		SMI	SMI
	Sound Mind	Dynamic	Multi-
	Investing	Allocation	Strategy
	Fund	Fund	Fund
Assets
Investments in securities at fair value (cost $93,177,533, $67,617,962 and $46,393,081) (Note 3)	$100,866,980	$71,491,526	$49,130,240
Receivable for fund shares sold	188,030	4,125	3,350
Receivable for investments sold	—	—	1,790,614
Dividends receivable	7,098	8,619	3,379
Prepaid expenses	14,130	16,530	14,602
Total Assets	101,076,238	71,520,800	50,942,185

Liabilities
Payable for line of credit	—	—	1,400,000
Payable for fund shares redeemed	5,995	7,095	31,715
Payable to Adviser (Note 4)	85,279	59,499	38,715
Payable to Administrator (Note 4)	7,769	7,761	7,761
Payable to trustees	1,440	1,440	1,440
Other accrued expenses	15,087	14,429	13,244
Total Liabilities	115,570	90,224	1,492,875
Net Assets	$100,960,668	$71,430,576	$49,449,310

Net Assets consist of:
Paid-in capital	104,942,678	66,868,860	47,658,864
Accumulated earnings (deficit)	(3,982,010)	4,561,716	1,790,446
Net Assets	$100,960,668	$71,430,576	$49,449,310
Shares outstanding (unlimited number of shares authorized, no par value)	11,328,429	6,141,194	5,041,266
Net asset value, offering and redemption price per share (Note 2)	$8.91	$11.63	$9.81

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS
STATEMENTS OF OPERATIONS
For the six months ended April 30, 2024 (Unaudited)

		SMI	SMI
	Sound Mind	Dynamic	Multi-
	Investing	Allocation	Strategy
	Fund	Fund	Fund
Investment Income
Dividend income	$659,977	$891,586	$416,846
Total investment income	659,977	891,586	416,846

Expenses
Investment Adviser fees (Note 4)	517,407	371,077	236,599
Administration fees (Note 4)	15,780	14,919	14,918
Fund accounting fees (Note 4)	14,918	14,919	14,918
Registration fees	12,770	11,686	11,922
Legal fees	10,194	10,194	10,194
Audit and tax preparation fees	9,121	9,121	9,121
Transfer agent fees (Note 4)	8,246	7,458	7,458
Printing and postage expenses	7,611	4,951	4,180
Compliance service fees (Note 4)	5,032	5,020	5,020
Trustee fees (Note 4)	3,809	3,809	3,809
Line of credit	3,012	2,235	1,538
Custodian fees	3,005	2,222	1,684
Insurance expenses	2,234	2,146	2,016
Interest expense	501	1,434	135
Miscellaneous expenses	19,720	13,584	14,006
Total expenses	633,360	474,775	337,518
Net investment income	26,617	416,811	79,328

Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	1,909	—	188,142
Net realized gain on investment securities transactions	3,982,762	2,139,392	1,744,902
Net change in unrealized appreciation on investment securities	9,592,505	3,412,979	3,164,803
Net realized and change in unrealized gain on investments	13,577,176	5,552,371	5,097,847
Net increase in net assets resulting from operations	$13,603,793	$5,969,182	$5,177,175

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months
	Ended	For the
	April 30,	Year Ended
	2024	October 31,
	(Unaudited)	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$26,617	$1,778,403
Long term capital gain dividends from investment companies	1,909	11,641
Net realized gain (loss) on investment securities transactions	3,982,762	(3,124,611)
Net change in unrealized appreciation (depreciation) of investment securities	9,592,505	(2,071,533)
Net increase (decrease) in net assets resulting from operations	13,603,793	(3,406,100)
Distributions to Shareholders from Earnings (Note 2)	(1,778,947)	(1,085,594)

Capital Transactions
Proceeds from shares sold	1,553,040	3,428,179
Reinvestment of distributions	1,752,876	1,071,473
Amount paid for shares redeemed	(11,783,711)	(16,805,939)
Net decrease in net assets resulting from capital transactions	(8,477,795)	(12,306,287)
Total Increase (Decrease) in Net Assets	3,347,051	(16,797,981)

Net Assets
Beginning of period	97,613,617	114,411,598
End of period	$100,960,668	$97,613,617

Share Transactions
Shares sold	176,993	408,088
Shares issued in reinvestment of distributions	204,775	129,405
Shares redeemed	(1,340,486)	(2,010,167)
Net decrease in shares outstanding	(958,718)	(1,472,674)

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months
	Ended	For the
	April 30,	Year Ended
	2024	October 31,
	(Unaudited)	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$416,811	$421,366
Net realized gain (loss) on investment securities transactions	2,139,392	(1,118,811)
Net change in unrealized appreciation of investment securities	3,412,979	4,308,086
Net increase in net assets resulting from operations	5,969,182	3,610,641
Distributions to Shareholders from Earnings (Note 2)	(143,010)	—

Capital Transactions
Proceeds from shares sold	1,330,063	3,440,542
Reinvestment of distributions	141,364	—
Amount paid for shares redeemed	(10,637,595)	(18,029,514)
Net decrease in net assets resulting from capital transactions	(9,166,168)	(14,588,972)
Total Decrease in Net Assets	(3,339,996)	(10,978,331)

Net Assets
Beginning of period	74,770,572	85,748,903
End of period	$71,430,576	$74,770,572

Share Transactions
Shares sold	114,961	311,556
Shares issued in reinvestment of distributions	12,303	—
Shares redeemed	(928,488)	(1,632,297)
Net decrease in shares outstanding	(801,224)	(1,320,741)

See accompanying notes which are an integral part of these financial statements.

SMI MULTI-STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months
	Ended	For the
	April 30,	Year Ended
	2024	October 31,
	(Unaudited)	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$79,328	$495,291
Long term capital gain dividends from investment companies	188,142	2,014
Net realized gain on investment securities transactions	1,744,902	19,839
Net change in unrealized appreciation (depreciation) of investment securities	3,164,803	(271,183)
Net increase in net assets resulting from operations	5,177,175	245,961

Distributions to Shareholders from Earnings (Note 2)	(445,150)	(203,162)

Capital Transactions
Proceeds from shares sold	3,018,524	6,308,900
Reinvestment of distributions	444,311	200,476
Amount paid for shares redeemed	(8,652,124)	(12,555,698)
Net decrease in net assets resulting from capital transactions	(5,189,289)	(6,046,322)
Total Decrease in Net Assets	(457,264)	(6,003,523)

Net Assets
Beginning of period	49,906,574	55,910,097
End of period	$49,449,310	$49,906,574

Share Transactions
Shares sold	314,127	675,408
Shares issued in reinvestment of distributions	46,186	22,030
Shares redeemed	(886,438)	(1,341,782)
Net decrease in shares outstanding	(526,125)	(644,344)

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the Six
	Months Ended
	April 30,
	2024
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$7.94

Income from investment operations:
Net investment income (loss)(a)	0.01
Net realized and unrealized gain (loss) on investments	1.11
Total from investment operations	1.12

Less distributions to shareholders from:
Net investment income	(0.15)
Net realized gains	—
Total distributions	(0.15)

Net asset value, end of period	$8.91

Total Return(b)	14.16	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$100,961
Ratio of expenses to average net assets(d)	1.23	% (e)
Ratio of expenses to average net assets excluding interest expenses(d) (f)	1.22	% (e)
Ratio of net investment income (loss) to average net assets(a) (d)	0.05	% (e)
Portfolio turnover rate	93.01	% (c)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(e)	Annualized.

(f)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period) – (Continued)

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	October 31,	October 31,	October 31,
2023	2022	2021	2020	2019

$8.31	$13.66	$9.97	$9.64	$11.65

0.15	0.55	(0.02)	(0.04)	0.05
(0.44)	(1.59)	3.71	0.42	0.14
(0.29)	(1.04)	3.69	0.38	0.19

(0.08)	(0.42)	—	(0.05)	(0.05)
—	(3.89)	—	—	(2.15)
(0.08)	(4.31)	—	(0.05)	(2.20)

$7.94	$8.31	$13.66	$9.97	$9.64
(3.52)%	(10.72)%	37.01%	3.92%	4.28%

$97,614	$114,412	$150,117	$124,775	$147,650
1.21%	1.19%	1.17%	1.20%	1.18%
1.20%	1.19%	1.16%	1.20%	1.17%
1.62%	4.87%	(0.09)%	(0.38)%	0.45%
205.91%	259.58%	300.02%	214.07%	192.77%

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the Six
	Months Ended
	April 30, 2024
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.77

Income from investment operations:
Net investment income (loss)(a)	0.07
Net realized and unrealized gain (loss) on investments	0.81
Total from investment operations	0.88

Less distributions to shareholders from:
Net investment income	(0.02)
Net realized gains	—
Total distributions	(0.02)

Net asset value, end of period	$11.63

Total Return(c)	8.19	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$71,431
Ratio of expenses to average net assets(e)	1.28	% (f)
Ratio of expenses to average net assets excluding interest expenses(e) (g)	1.27	% (f)
Ratio of net investment income (loss) to average net assets(a) (e)	1.12	% (f)
Portfolio turnover rate	115.71	% (d)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

(g)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period) – (Continued)

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	October 31,	October 31,	October 31,
2023	2022	2021	2020	2019

$10.38	$13.97	$12.45	$12.17	$11.66

0.05	— (b)	0.10	0.06	0.12
0.34	(2.55)	2.08	0.37	0.56
0.39	(2.55)	2.18	0.43	0.68

—	(0.06)	(0.09)	(0.15)	(0.17)
—	(0.98)	(0.57)	—	—
—	(1.04)	(0.66)	(0.15)	(0.17)

$10.77	$10.38	$13.97	$12.45	$12.17
3.76%	(19.82)%	18.17%	3.55%	5.97%

$74,771	$85,749	$119,964	$113,195	$119,339
1.22%	1.20%	1.17%	1.19%	1.18%
1.22%	1.19%	1.16%	1.19%	1.17%
0.49%	(0.04)%	0.80%	0.44%	1.02%
174.21%	317.28%	175.11%	275.33%	218.06%

See accompanying notes which are an integral part of these financial statements.

SMI MULTI-STRATEGY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the Six
	Months Ended
	April 30, 2024
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$8.96

Income from investment operations:
Net investment income(a)	0.01
Net realized and unrealized gain (loss) on investments	0.92
Total from investment operations	0.93

Less distributions to shareholders from:
Net investment income	(0.08)
Net realized gains	—
Total distributions	(0.08)

Net asset value, end of period	$9.81

Total Return(b)	10.40	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$49,449
Ratio of expenses to average net assets(d)	1.29	% (e)
Ratio of expenses to average net assets excluding interest expenses(d) (f)	1.28	% (e)
Ratio of net investment income to average net assets(a) (d)	0.30	% (e)
Portfolio turnover rate	123.59	% (c)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(e)	Annualized.

(f)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI MULTI-STRATEGY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period) – (Continued)

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	October 31,	October 31,	October 31,
2023	2022	2021	2020	2019

$9.00	$12.36	$9.88	$9.46	$9.46

0.08	0.25	0.04	0.01	0.05
(0.09)	(1.63)	2.48	0.45	0.26
(0.01)	(1.38)	2.52	0.46	0.31

(0.03)	(0.25)	(0.04)	(0.04)	(0.07)
—	(1.73)	—	—	(0.24)
(0.03)	(1.98)	(0.04)	(0.04)	(0.31)

$8.96	$9.00	$12.36	$9.88	$9.46
(0.09)%	(13.29)%	25.51%	4.91%	3.55%

$49,907	$55,910	$68,885	$56,291	$62,614
1.21%	1.16%	1.16%	1.16%	1.15%
1.20%	1.15%	1.15%	1.15%	1.15%
0.90%	2.20%	0.35%	0.09%	0.53%
196.14%	292.22%	231.35%	252.74%	225.42%

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (“SMI Fund”), SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is SMI Advisory Services, LLC (the “Adviser”). The SMI Fund seeks to provide long-term capital appreciation. The SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund seek total return. Total return is composed of both income and capital appreciation.

Each of the Funds is a “fund-of-funds” in which each Fund may invest in other investment companies, including exchange-traded and closed-end funds. For a discussion on the strategies employed by each of the Funds, please refer to pages 9-11 of this report.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (Continued)

streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended April 30, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the six months ended April 30, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (Continued)

financial statement and income tax purposes. Dividend income and long-term capital gains dividends from investment companies are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments.

These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including ETFs and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange- traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee’s would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2024:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$70,370,659	$—	$—	$70,370,659
Mutual Funds	30,200,602	—	—	30,200,602
Money Market Funds	295,719	—	—	295,719
Total	$100,866,980	$—	$—	$100,866,980

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$62,025,638	$—	$—	$62,025,638
Closed-End Funds	7,506,398	—	—	7,506,398
Money Market Funds	1,959,490	—	—	1,959,490
Total	$71,491,526	$—	$—	$71,491,526

	Valuation Inputs
SMI Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$37,035,906	$—	$—	$37,035,906
Mutual Funds	9,405,449	—	—	9,405,449
Closed-End Funds	2,681,096	—	—	2,681,096
Money Market Funds	7,789	—	—	7,789
Total	$49,130,240	$—	$—	$49,130,240

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement with respect to each Fund (the “Advisory Agreements”), the Adviser is responsible for managing each Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on the Fund’s average daily net assets as follows:

			SMI
		SMI Dynamic	Multi-Strategy
	SMI Fund	Allocation Fund	Fund
Fund Assets	Management Fee	Management Fee	Management Fee
$1 – $100 million	1.00%	1.00%	0.90%
$100,000,001 – $250 million	1.00%	1.00%	0.80%
$250,000,001 to $500 million	0.90%	0.90%	0.70%
Over $500 million	0.80%	0.80%	0.60%

The Adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with GAAP, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the Fund’s average daily net assets with respect to the SMI Fund, 1.45% with respect to the SMI Dynamic Allocation Fund, and 1.30% with respect to the SMI Multi-Strategy Fund. The contractual arrangement for each Fund is in place through February 28, 2025. Prior to March 1, 2023, the expense cap for the SMI Fund and the SMI Multi-Strategy Fund was 1.50% and 1.15%, respectively.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the applicable Fund within the three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the fee waiver or expense reimbursement and the expense limitation at the time of the repayment.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (Continued)

As of April 30, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements from the SMI Multi-Strategy Fund as follows:

Recoverable through	Amount
October 31, 2025	$21,003
October 31, 2026	6,245

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”), to provide the Funds with administration, fund accounting, and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator or of NLCS and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the six months ended April 30, 2024.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

		SMI Dynamic	SMI Multi-
		Allocation	Strategy
	SMI Fund	Fund	Fund
Purchases	$97,111,764	$93,677,315	$65,599,326
Sales	$81,773,186	$77,758,765	$56,736,662

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2024.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 6. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on January 17, 2025. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 10% of a Fund’s daily market value or $5 million at an interest rate equal to the Secured Overnight Financing Rate (“SOFR”) plus 161.50 basis points (if SOFR is less than 0.385%, such rate shall be deemed to be 0.385%), 6.95% as of April 30, 2024. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $5 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

The borrowings by the Funds during the six months ended April 30, 2024, were as follows:

		Weighted
	Average	Average	Number	Interest	Maximum
	Daily Loan	Interest	of Days	Expense	Loan
Fund	Balance(a)	Rate(a)	Outstanding(b)	Accrued	Outstanding
SMI Fund	$2,600,000	6.94%	1	$501	$2,600,000
SMI Dynamic Allocation Fund	353,571	6.95%	21	1,434	1,750,000
SMI Multi-Strategy Fund	700,000	6.94%	1	135	700,000

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended April 30, 2024, that a Fund utilized the Line of Credit.

The SMI Multi-Strategy Fund has $1,400,000 outstanding under the line of credit as of April 30, 2024.

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

		SMI Dynamic	SMI Multi-
		Allocation	Strategy
	SMI Fund	Fund	Fund
Gross unrealized appreciation	$8,919,710	$3,969,994	$3,032,266
Gross unrealized depreciation	(1,231,791)	(924,174)	(703,909)
Net unrealized appreciation/(depreciation) on investments	$7,687,919	$3,045,820	$2,328,357
Tax cost of investments	$93,179,061	$68,445,706	$46,801,883

The tax character of distributions for the fiscal year ended October 31, 2023, the most recent fiscal year end, was as follows:

		SMI Dynamic	SMI Multi-
		Allocation	Strategy
	SMI Fund	Fund	Fund
Distributions paid from:
Ordinary income(a)	$1,085,594	$—	$203,162
Total distributions paid	$1,085,594	$—	$203,162

(a)	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

At October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

		SMI Dynamic	SMI Multi-
		Allocation	Strategy
	SMI Fund	Fund	Fund
Undistributed ordinary income	$1,778,403	$124,437	$292,129
Undistributed long-term capital gains	—	—	—
Accumulated capital and other losses	(15,680,673)	(1,021,734)	(2,397,262)
Unrealized appreciation/(depreciation) on investments	(1,904,586)	(367,159)	(836,446)
Total accumulated earnings/(deficit)	$(15,806,856)	$(1,264,456)	$(2,941,579)

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 7. FEDERAL TAX INFORMATION – (Continued)

At April 30, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

At October 31, 2023, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

			SMI Dynamic
	SMI Fund		Allocation Fund
	Short-Term	Long-Term	Short-Term	Long-Term
Non-Expiring	$15,680,673	$—	$436,790	$584,944

			SMI Multi-Strategy Fund
			Short-Term	Long-Term
Non-Expiring			$2,397,262	$—

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the fiscal year ended October 31, 2023, the SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund utilized $293,877 and $430,588, respectively of its/their capital loss carryforwards.

NOTE 8. INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end and closed-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of April 30, 2024, the SMI Fund had 69.71% of the value of its net assets invested in ETFs and had 29.91% of the value of its net assets invested in open-end mutual funds. As of April 30, 2024, the SMI Dynamic Allocation Fund had 86.84% and 10.51% of the value of its net assets invested in ETFs and closed-end funds, respectively. As of April 30, 2024, the SMI Multi-Strategy Fund had 74.89%, 19.02% and 5.42% of the value of its net

SMI FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) – (Continued)

NOTE 8. INVESTMENT IN OTHER INVESTMENT COMPANIES – (Continued)

assets invested in ETFs, closed-end funds and mutual funds, respectively. The financial statements of these ETFs and open-end and closed-end mutual funds can be found at www.sec.gov.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

At a meeting held on March 20, 2024, the current Trustees nominated Martin A. Burns and Susan J. Templeton for election to serve on the Board of Trustees of the Trust. Each of the nominees is not an “interested person” of the Trust as that term is defined in the 1940 Act (each referred to as an “Independent Nominee”). Each Independent Nominee was nominated by the Trust’s current Board members who are not “interested persons.” In order to meet certain requirements of the 1940 Act, the Independent Nominees are being submitted for election by the shareholders of the Trust. A Special Meeting of the shareholders of the Trust will be held on June 27, 2024. Following the Special Meeting, the current Trustees will continue to serve as members of the Board. If approved by shareholders at the Special Meeting, the Independent Nominees will begin serving as members of the Board immediately following the Special Meeting.

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

SUMMARY OF FUND EXPENSES – (Unaudited), (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	November 1, 2023	April 30, 2024	During Period(a)	Expense Ratio

SMI FUND
Actual	$1,000.00	$1,141.60	$6.52	1.23%
Hypothetical(b)	$1,000.00	$1,018.77	$6.15	1.23%

SMI DYNAMIC ALLOCATION FUND
Actual	$1,000.00	$1,081.90	$6.63	1.28%
Hypothetical(b)	$1,000.00	$1,018.49	$6.43	1.28%

SMI MULTI-STRATEGY FUND
Actual	$1,000.00	$1,104.00	$6.72	1.29%
Hypothetical(b)	$1,000.00	$1,018.47	$6.45	1.29%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited)

At a meeting held on December 11-12, 2023, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreements (the “SMI Agreements”) between Valued Advisers Trust (the “Trust”) and SMI Advisory Services, LLC (“SMI”) with respect to the Sound Mind Investing Fund, the SMI Dynamic Allocation Fund, and the SMI Multi-Strategy Fund (the “SMI Funds”). SMI provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to SMI and the SMI Agreements. In assessing the factors and reaching its decision, the Board took into consideration information furnished by SMI and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the SMI Agreements, including: (i) reports regarding the services and support provided to the SMI Funds by SMI; (ii) quarterly assessments of the investment performance of the SMI Funds by personnel of SMI; (iii) commentary on the reasons for the SMI Funds’ performance; (iv) presentations by SMI addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the SMI Funds and SMI; (vi) disclosure information contained in the Trust’s registration statement and SMI’s Form ADV; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in considering and approving the SMI Agreements. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about SMI, including its financial information, a description of its personnel and the services it provides to the SMI Funds; information on SMI’s investment advice and performance; summaries of the SMI Funds’ expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the SMI Funds; and (c) the benefits to be realized by SMI from its relationship with the SMI Funds. The Board did not identify any particular information that was most relevant to its consideration of the SMI Agreements and each Trustee may have afforded different weight to the various factors.

1.	The nature, extent, and quality of the services to be provided by SMI. In this regard, the Board considered SMI’s responsibilities under the SMI Agreements. The Trustees considered the services being provided by SMI to

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited), (Continued)

the SMI Funds, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the investment objectives and limitations, its coordination of services for the SMI Funds among the service providers to the SMI Funds and its efforts to promote the SMI Funds and grow their assets. The Trustees considered SMI’s continuity of, and commitment to retain, qualified personnel and SMI’s commitment to maintain and enhance its resources and systems. The Trustees considered SMI’s personnel, including the education and experience of SMI’s personnel. After considering the foregoing information and further information in the Meeting materials provided by SMI (including SMI’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by SMI were satisfactory and adequate for the SMI Funds.

2.	Investment Performance of the SMI Funds and SMI. In considering the investment performance of the SMI Funds and SMI, the Trustees compared the performance of the SMI Funds with the performance of funds in the same Morningstar category, as well as with peer group data. They also compared the performance of the SMI Funds to the performance of composites of separately managed accounts (“SMAs”) utilizing the same strategies utilized by the SMI Funds. The Trustees also considered the consistency of SMI’s management of the SMI Funds with each of the SMI Fund’s investment objective, strategies, and limitations. The Trustees noted that the performance of each of the various SMA strategies varied as compared to the performance of the applicable SMI Fund(s) using those strategies. They considered the explanations provided by SMI regarding the reasons for differences in performance, and determined them to be reasonable. The Trustees noted and gave significant consideration to SMI’s view that the “upgrading” strategy utilized by the Sound Mind Investing Fund did not allow it to be appropriately compared to any particular peer category, although data for the Morningstar category was reviewed and considered. The Trustees observed that for the one year, five year, and ten year periods ended September 30, 2023, the Sound Mind Investing Fund performed below its category average and median. For the three year period, they observed that the Sound Mind Investing Fund performed slightly better than the average and equal to the median. For the period since inception of the Fund, they noted that the Fund underperformed the category median. With respect to its peer group, the Trustees noted that the Sound Mind Investing Fund outperformed the median for the three year and since inception periods ended September 30, 2023, and underperformed as compared to the median for the one year and five

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited), (Continued)

year periods. They also noted that the Sound Mind Investing Fund performed below its benchmark for the one year, three year, five year and since inception periods. With respect to the SMI Dynamic Allocation Fund, the Trustees noted that the fund performed below the category average and median for the one year, three year, five year, and ten year periods ended September 30, 2023, and below the category median for the period since inception. They also noted that the SMI Dynamic Allocation Fund underperformed as compared to its peer group median for the one year, three year, five year, and since inception periods. They also observed that the SMI Dynamic Allocation Fund outperformed as compared to its fixed income benchmark for the one year, three year, five year, and since inception periods ended September 30, 2023. With respect to its equity benchmark, the Trustees noted that the Fund underperformed for all periods presented. The Trustees observed that the SMI Multi-Strategy Fund performed below its category average and median for the one year, three year, and five year periods ended September 30, 2023. For the since inception period, the Trustees noted that the SMI Multi-Strategy Fund performed below its category median. As compared to its peer group, the Trustees noted that the SMI Multi-Strategy Fund underperformed the median for the one year, three year, five year, and since inception periods ended September 30, 2023. They also observed that the SMI Multi-Strategy Fund outperformed as compared to its fixed income benchmark for the one year, three year, five year, and since inception periods. With respect to its equity benchmark, the Trustees observed that the Fund underperformed for the one year, three year, five year, and since inception periods. After reviewing and discussing the investment performance of the SMI Funds further, SMI’s experience managing the SMI Funds, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the SMI Funds was acceptable.

3.	The costs of the services to be provided and profits to be realized by SMI from the relationship with the SMI Funds. In considering the costs of services to be provided and the profits to be realized by SMI from the relationship with the SMI Funds, the Trustees considered: (1) SMI’s financial condition; (2) the asset levels of the SMI Funds; (3) the overall expenses of the SMI Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by SMI regarding its profits associated with managing the SMI Funds. The Trustees also considered potential benefits for SMI in managing the SMI Funds. The Trustees then compared the fees and expenses of the SMI Funds (including the management fee) to other comparable mutual funds, including each of the SMI Fund’s Morningstar category averages, and

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited), (Continued)

each of the SMI Fund’s peer group averages. The Trustees noted that the Sound Mind Investing Fund’s management fee and net expense ratio were higher than the category average and median. They also noted that the management fee was equal to the peer group median and the net expense ratio was higher than the median of the Sound Mind Investment Fund’s peer group and were above the average of its peer group. With respect to the SMI Dynamic Allocation Fund, the Trustees observed that the management fee and net expense ratio were higher than the category average and median. They also noted that the SMI Dynamic Allocation Fund’s management fee was higher than the median and average of its peer group, and its net expense ratio was higher than the average and median of its peer group. With respect to the SMI Multi-Strategy Fund, the Trustees noted that both the management fee and net expense ratio were higher than the category average and median. They noted that both the management fee and net expense ratio were also higher than the peer group average and median. In light of the unique services rendered to the SMI Funds by SMI, the profits realized by SMI in managing the SMI Funds, and all other facts and circumstances they deemed relevant, the Trustees concluded that the management fees paid by the SMI Funds were fair and reasonable in relation to the nature and quality of the services provided by SMI.

4.	The extent to which economies of scale would be realized as the SMI Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the SMI Funds’ investors. In this regard, the Trustees considered the fee arrangements with SMI for the SMI Funds. The Trustees considered that the management fee for each of the SMI Funds has breakpoints that would allow shareholders to realize economies of scale as assets grow. The Trustees noted that none of the SMI Funds were currently at an asset level to take advantage of the breakpoints; however, the Board also noted the expense limitation arrangements in place with respect to each of the SMI Funds, and that each SMI Fund’s shareholders had experienced benefits from those arrangements. In light of its ongoing consideration of the asset levels of each of the SMI Funds, expectations for growth, and fee levels, the Board determined that the fee arrangements for each of the SMI Funds, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by SMI.

5.	Possible conflicts of interest and benefits to SMI. In considering SMI’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the SMI Funds; the basis of decisions to buy or sell securities for the SMI Funds; and the substance and

INVESTMENT ADVISORY AGREEMENT APPROVAL (Unaudited), (Continued)

administration of SMI’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to SMI’s potential conflicts of interest. The Board noted that SMI has a separately managed account (“SMA”) product, and that if an SMI Fund is owned within an SMA, the SMA will not charge a management fee for those assets invested in an SMI Fund. The Board also noted that SMI does not engage in soft dollar arrangements and has not identified any indirect benefits from its relationship with the SMI Funds. Based on the foregoing, the Board determined that SMI’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by counsel and further discussion among the Board members, the Board determined to approve the continuation of the SMI Agreements between the Trust and SMI.

FACTS	WHAT DO THE SMI FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    account balances and account transactions

●    transaction or loss history and purchase history

●    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons SMI Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do SMI Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (877) 764-3863

Who we are
Who is providing this notice?	SMI Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How do SMI Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do SMI Funds collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    buy securities from us or sell securities to us

●    make deposits or withdrawals from your account or provide account information

●    give us your account information

●    make a wire transfer

●    tell us who receives the money

●    tell us where to send the money

●    show your government-issued ID

●    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     SMI Advisory Services, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●     The SMI Funds do not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The SMI Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (877) 764-3863 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Andrea N. Mullins, Chairperson

Ira P. Cohen
Mark J. Seger

OFFICERS

Matthew J. Miller,
    Principal Executive Officer and President
Zachary P. Richmond,
    Principal Financial Officer and Treasurer

Martin R. Dean,
    Interim Chief Compliance Officer

Carol J. Highsmith,
    Vice President and Secretary

INVESTMENT ADVISER

SMI Advisory Services, LLC
4400 Ray Boll Blvd.
Columbus, IN 47203

DISTRIBUTOR

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL

Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets

Philadelphia, PA 19103

CUSTODIAN

Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

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SOUND MIND
INVESTING FUND
(SMIFX)

SMI DYNAMIC
ALLOCATION FUND
(SMIDX)

SMI MULTI-STRATEGY
FUND
(SMILX)

SEMI-ANNUAL
REPORT
April 30, 2024

Funds’ Adviser:
SMI Advisory Services, LLC
4400 Ray Boll Blvd.
Columbus, IN 47203

(877) 764-3863
(877) SMI-FUND
www.smifund.com
SMI-SAR-24

(b) Not applicable

Item 2. Code of Ethics. Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert. Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services. Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Companies. Not applicable – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. Not applicable – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable – applies to closed-end funds only

Item 13. Exhibits.

(a) (1) Not applicable – disclosed with annual report

(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)       Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By /s/ Matthew J. Miller

Matthew J. Miller, President and Principal Executive Officer

Date 7/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew J. Miller

Matthew J. Miller, President and Principal Executive Officer

Date 7/2/2024

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer and Principal Financial Officer

Date 7/2/2024